                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21829

                                                      BBH TRUST

BBH Money Market Fund
BBH Tax Exempt Money Fund

           (Exact name of Registrant as specified in charter)

            140 Broadway,
            New York, NY  10005
            (Address of principal executive offices)

            Corporation Services Company,
            2711 Centerville Road, Suite 400, Wilmington,
            DE, 19808
           (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 593-7237

Date of fiscal year end: JUNE 30

Date of reporting period: JUNE 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                  [LOGO] BROWN
                                         BROTHERS
                                         HARRIMAN

--------------------------------------------------------------------------------

                                  Annual Report

                                  JUNE 30, 2009

--------------------------------------------------------------------------------

                              BBH MONEY MARKET FUND


BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
June 30, 2009

For the  12-month  period  ended June 30,  2009,  the BBH Money Market Fund (the
"Fund")  produced a total  return of 1.10%(1)  and  1.35%(1) for its regular and institutional shares,  respectively.  We believe the performance of the Fund was competitive  within the industry  while  maintaining  a high degree of liquidity throughout the period.

The Fund seeks to maximize  income  while  attempting  to  preserve  capital and maintain liquidity by investing primarily in a diversified  portfolio of liquid, high-quality,  short-term debt securities.  To that end, the Fund's  investments include securities issued or guaranteed as to principal and interest by the U.S.
government or its agencies,  certificates of deposit and commercial paper issued by large, well capitalized global banks, commercial paper issued by large credit worthy U.S.  corporations,  and repurchase  agreements backed by U.S. government and agency collateral.

During the reporting  period,  the money markets  faced an  unparalleled  credit environment,  including the failure of a prominent money market fund to maintain a net asset  value of $1.00 per share,  triggered  by the  bankruptcy  of Lehman
Brothers.  Also during this period, the U.S.  Government placed the nation's two largest mortgage guarantors,  Freddie Mac and Fannie Mae, as well as the largest insurance company, AIG, in conservatorship.  All three firms were active issuers of paper in the money  markets.  Risk premiums  quickly rose to abnormally  high levels, even for securities deemed to be of very high credit quality,  resulting in a period where liquidity became unavailable for all but government  supported securities.  To combat the credit  crisis,  the  Federal  Reserve  took  several unprecedented  actions  including  cutting its target  interest rate to zero and creating a number of liquidity  facilities designed to ease strains on the money markets.  These programs  ultimately  proved highly  successful,  reestablishing liquidity in the money markets and substantially  lowering risk premiums. At its height,  the spread  between high quality money market credit and U.S.  Treasury bills, referred to as the TED spread, rose to a record 460 basis points in early
October.  By the end of the reporting period,  the TED spread had recovered to a more normal 40 basis points.  Ironically,  the welcomed  easing of risk premiums has led to a new  challenge  facing  money  market  funds  which is to provide a viable return in the midst of historically low interest rates.

Throughout  this difficult  environment,  the investment  team for the BBH Money
Market  Fund  maintained  what  it  believed  to  be a  conservative  investment strategy,  which enabled the Fund to largely  avoid some of the more  distressed areas of the markets and provide  uninterrupted  liquidity to its  shareholders.
Brown  Brothers  Harriman & Co.  continues  to perform its own  rigorous  credit assessment of all  securities  purchased for the Fund and does not soley rely on the rating  agencies to determine  credit quality.  As a result,  the investment team has been  able to  deliver  a  consistently  competitive  return  and ample liquidity even with the recent adverse conditions present in the money markets.

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment  return  and  principal  value  will  fluctuate,   so  that  an
      investor's  shares,  when  redeemed,  may be worth more or less than their original  cost.  Mutual  Fund  performance  changes  over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns,  contact the Fund at 1-800-625-5759.

2
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BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2009

To the Trustees of the BBH Trust and Shareholders of
BBH Money Market Fund

We have audited the accompanying statement of assets and liabilities,  including the portfolio of  investments,  of BBH Money Market Fund (a series of BBH Trust)
(the "Fund") as of June 30, 2009,  and the related  statement of operations  for the year then ended,  the statement of changes in net assets for each of the two years in the period then ended,  and the  financial  highlights  for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities  owned as of June 30, 2009, by  correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other audit procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Money Market Fund as of June 30,  2009,  the results of its  operations  for the year then ended,  the changes in its net assets for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 18, 2009

FINANCIAL STATEMENT JUNE 30, 2009                                              3

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2009

BREAKDOWN BY SECURITY TYPE AND OTHER ASSETS


                                                                                                                     Percent of
                                                                                          U.S. $ Value               Net Assets
                                                                                         --------------              ----------
Certificates of Deposit ........................................................         $  916,706,281                 33.9%
Commercial Paper ...............................................................            689,553,178                 25.5
Corporate Bonds ................................................................            109,503,233                  4.0
Municipal Bonds ................................................................            407,588,708                 15.1
U.S. Government Agency Obligations .............................................             28,015,700                  1.0
Time Deposits ..................................................................            310,300,000                 11.5
Repurchase Agreements ..........................................................            220,000,000                  8.1
Cash and Other Assets in Excess of Liabilities .................................             24,736,083                  0.9
                                                                                         --------------                -----
NET ASSETS .....................................................................         $2,706,403,183                100.0%
                                                                                         ==============                =====


All data as of June 30, 2009. The Fund's breakdown by security type is expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

4

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2009


   Principal                                                               Maturity      Interest
    Amount                                                                   Date          Rate            Value
   ---------                                                               --------      --------          -----
                 CERTIFICATES OF DEPOSIT (33.9%)
$   70,000,000   Australia & New Zealand Banking Group.................    09/24/09        0.330%     $   70,001,649
    10,000,000   Banco Bilbao Vizcaya Argentaria.......................    08/07/09        3.050          10,000,251
    17,600,000   Banco Bilbao Vizcaya Argentaria.......................    08/20/09        1.105          17,600,122
    23,200,000   Banco Bilbao Vizcaya Argentaria.......................    02/11/10        1.205          23,200,718
    15,000,000   Banco Bilbao Vizcaya Argentaria.......................    03/19/10        0.905          15,000,540
    15,000,000   Bank of America.......................................    07/06/09        1.050          15,000,000
    20,000,000   Bank of America.......................................    10/07/09        1.100          20,000,000
    20,000,000   Bank of America.......................................    02/08/10        1.220          20,000,000
    45,997,000   Bank of Montreal......................................    09/15/09        0.350          45,998,938
    45,000,000   Barclays Bank, Plc....................................    12/15/09        0.815          45,000,000
    22,350,000   BNP Paribas...........................................    07/27/09        1.120          22,350,000
    12,000,000   BNP Paribas...........................................    12/07/09        0.480          12,000,000
    21,000,000   BNP Paribas...........................................    02/16/10        0.840          21,000,000
    30,000,000   Citibank NA...........................................    07/22/09        0.900          30,000,000
    10,000,000   Citibank NA...........................................    08/12/09        0.750          10,000,000
    10,000,000   Citibank NA...........................................    08/18/09        0.570          10,000,000
    10,000,000   Citibank NA...........................................    09/08/09        0.550          10,000,000
    30,000,000   Deutsche Bank AG......................................    07/22/09        0.620          30,000,000
    29,000,000   Deutsche Bank AG(1)...................................    01/25/10        1.592          29,103,164
    25,000,000   DnB NorBank ASA.......................................    09/25/09        0.300          25,000,000
    22,600,000   DnB NorBank ASA.......................................    02/11/10        1.380          22,600,000
    20,000,000   DnB NorBank ASA.......................................    06/25/10        1.130          20,000,000
    45,000,000   Lloyds TSB Bank, Plc..................................    09/10/09        0.590          45,000,000
    25,000,000   Lloyds TSB Bank, Plc..................................    10/23/09        0.760          25,000,000
    18,000,000   Nordea Bank Finland, Plc..............................    10/06/09        1.950          18,024,188
     5,000,000   Nordea Bank Finland, Plc..............................    10/13/09        1.300           4,997,105
    20,000,000   Nordea Bank Finland, Plc..............................    05/21/10        1.070          19,999,994
    20,000,000   Rabobank Nederland NV.................................    09/04/09        1.010          20,000,359
    25,000,000   Rabobank Nederland NV.................................    10/09/09        1.000          25,003,456
    25,000,000   Royal Bank of Scotland, Plc...........................    07/09/09        1.650          25,000,826
    18,000,000   Royal Bank of Scotland, Plc...........................    11/30/09        1.260          18,000,000
    25,000,000   Royal Bank of Scotland, Plc...........................    05/11/10        1.940          25,000,000
    22,500,000   Societe Generale......................................    05/14/10        0.990          22,500,000
    25,000,000   Svenska Handelsbanken, Inc............................    09/17/09        0.350          25,001,080


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                              5

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                               Maturity      Interest
    Amount                                                                   Date          Rate            Value
   ---------                                                               --------      --------          -----
                 CERTIFICATES OF DEPOSIT (continued)
$   11,300,000   Toronto Dominion Bank.................................    09/14/09        1.000%     $   11,300,000
    20,000,000   Toronto Dominion Bank.................................    11/13/09        1.630          20,009,623
    30,000,000   Toronto Dominion Bank.................................    01/12/10        0.600          30,012,954
    25,000,000   UBS AG ...............................................    07/13/09        1.540          25,000,083
     8,000,000   UBS AG ...............................................    10/16/09        1.765           8,000,118
    25,000,000   UBS AG ...............................................    05/24/10        1.975          25,001,113
                                                                                                      --------------
                 Total Certificates of Deposit.........................                                  916,706,281
                                                                                                      --------------

                 COMMERCIAL PAPER (25.5%)
    20,000,000   Austin, Texas, Independent School
                   District............................................    07/22/09        0.400          20,000,000
    60,000,000   Automatic Data Processing, Inc.(2)....................    07/01/09        0.150          60,000,000
    17,800,000   Brown University(3)...................................    07/01/09        0.595          17,800,000
    21,000,000   Brown-Forman Corp.(2).................................    07/02/09        0.300          20,999,825
    21,000,000   Brown-Forman Corp.(2).................................    07/06/09        0.300          20,999,125
    20,549,000   City of Chicago, Illinois(2)..........................    10/06/09        2.004          20,441,032
     5,253,000   City of Dallas, Texas.................................    08/27/09        0.400           5,253,000
    50,000,000   Danske Corp.(2).......................................    08/17/09        0.310          49,979,764
    15,000,000   Danske Corp.(2).......................................    09/03/09        0.350          14,990,667
    10,000,000   De Kalb County, Georgia Development
                   Authority...........................................    07/08/09        0.850          10,000,000
    30,000,000   Hewlett-Packard Co.(2)................................    07/01/09        0.180          30,000,000
    10,000,000   Hewlett-Packard Co.(2)................................    07/02/09        0.200           9,999,944
    62,000,000   ING (US) Funding LLC(2)...............................    07/10/09        0.420          61,993,490
    10,000,000   ING (US) Funding LLC(2)...............................    08/21/09        0.300           9,995,750
    16,588,000   Johns Hopkins University..............................    08/13/09        0.480          16,588,000
    40,000,000   National Australia Funding
                   Delaware, Inc.(2)...................................    07/21/09        0.460          39,989,778
    15,992,000   Nebraska State Public Power District(2)...............    07/14/09        0.701          15,987,958
     5,000,000   Nordea North America, Inc.(2).........................    07/15/09        0.521           4,998,989
    20,000,000   Nordea North America, Inc.(2).........................    09/09/09        0.310          19,987,944
    10,200,000   Parker Hannifin Corp.(2)..............................    07/01/09        0.180          10,200,000
    24,000,000   Parker Hannifin Corp.(2)..............................    07/13/09        0.220          23,998,240
    10,000,000   Rabobank USA Financial Corp.(2).......................    07/02/09        0.210           9,999,942


   The accompanying notes are an integral part of these financial statements.

6

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                               Maturity      Interest
    Amount                                                                   Date          Rate            Value
   ---------                                                               --------      --------          -----
                 COMMERCIAL PAPER (continued)
$   10,000,000   Rabobank USA Financial Corp.(2).......................    07/15/09        0.400%      $   9,998,444
    45,000,000   Siemens Capital Co. LLC(2)............................    07/06/09        0.170          44,998,937
    20,000,000   Societe Generale(2)...................................    07/02/09        1.064          19,999,411
     5,000,000   Societe Generale(2)...................................    08/17/09        1.125           4,992,689
     5,000,000   Societe Generale(2)...................................    08/21/09        1.339           4,990,579
    25,000,000   Southern Co.(2).......................................    07/16/09        0.200          24,997,917
    43,000,000   Svenska Handelsbanken, Inc.(2)........................    07/13/09        0.681          42,990,253
    20,405,000   Tennessee State School Bond...........................    09/17/09        0.400          20,405,000
    10,000,000   UBS Finance Delaware LLC(2)...........................    07/31/09        2.880           9,976,500
    12,000,000   Yale University(2)....................................    07/01/09        0.672          12,000,000
                                                                                                      --------------
                 Total Commercial Paper................................                                  689,553,178
                                                                                                      --------------

                 CORPORATE BONDS (4.0%)
    15,000,000   American Express Bank(1),(4)..........................    12/10/10        1.173          15,164,820
     5,000,000   BellSouth Corp........................................    09/15/09        4.200           5,008,380
     1,000,000   Berkshire Hathaway Finance Corp.......................    01/15/10        4.125           1,018,349
     6,200,000   ConocoPhillips Co.....................................    05/25/10        8.750           6,643,917
     4,500,000   EI Du Pont de Nemours & Co............................    10/15/09        6.875           4,581,257
    30,000,000   General Electric Capital Corp.(1),(4).................    12/09/10        1.263          30,296,714
    10,000,000   IBM International Group Capital LLC(1)................    07/29/09        1.394          10,002,770
    14,500,000   Praxair, Inc.(1)......................................    05/26/10        0.751          14,500,000
     2,800,000   Procter & Gamble Co...................................    09/15/09        6.875           2,837,201
    15,000,000   US Bank NA(1).........................................    09/10/09        0.750          15,000,000
     4,450,000   Westpac Banking Corp.(1)..............................    08/14/09        1.439           4,449,825
                                                                                                      --------------
                 Total Corporate Bonds.................................                                  109,503,233
                                                                                                      --------------

                 MUNICIPAL BONDS (15.1%)
     6,190,000   Brazos River, Texas, Pollution Control(1).............    07/01/09        0.550           6,190,000
     1,700,000   Buncombe County, North Carolina(1)....................    07/02/09        0.470           1,700,000
     2,000,000   Buncombe County, North Carolina(1)....................    07/02/09        0.470           2,000,000
     2,000,000   Buncombe County, North Carolina(1)....................    07/02/09        0.470           2,000,000
     2,000,000   Buncombe County, North Carolina(1)....................    07/02/09        0.470           2,000,000
     6,000,000   Charleston, South Carolina, Waterworks
                   & Sewer(1)..........................................    07/02/09        0.320           6,000,000


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                              7

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                               Maturity      Interest
    Amount                                                                   Date          Rate            Value
   ---------                                                               --------      --------          -----
                 MUNICIPAL BONDS (continued)
$    7,000,000   Charlotte, North Carolina(1)..........................    07/02/09        0.320%     $    7,000,000
     2,000,000   Charlotte, North Carolina(1)..........................    07/02/09        0.350           2,000,000
     7,800,000   Chicago, Illinois(1)..................................    07/01/09        0.180           7,800,000
    11,650,000   Chicago, Illinois, Board of Education(1)..............    07/01/09        0.180          11,650,000
    10,000,000   Columbia, Alabama, Industrial
                   Development Board Pollution Control(1)..............    07/01/09        0.320          10,000,000
     2,500,000   Delaware State Economic Development
                   Authority(1)........................................    07/02/09        0.320           2,500,000
     5,000,000   Delaware State Economic Development
                   Authority(1)........................................    07/02/09        0.320           5,000,000
     5,000,000   Georgia State Municipal Electric
                   Authority...........................................    06/21/10        2.250           5,016,700
     3,500,000   Guilford County, North Carolina(1)....................    07/02/09        0.320           3,500,000
    17,300,000   Harris County, Texas, Health Facilities
                   Development Corp.(1)................................    07/01/09        0.180          17,300,000
     2,745,000   Houston, Texas, Higher Education
                   Finance Corp.(1)....................................    07/01/09        0.250           2,745,000
     3,826,000   Illinois State Finance Authority(1)...................    07/02/09        0.200           3,826,000
    10,000,000   Illinois State Finance Authority(1)...................    07/02/09        0.240          10,000,000
    14,410,000   Kansas State Department of
                   Transportation & Highway(1).........................    07/01/09        0.250          14,410,000
    16,940,000   Massachusetts State Health &
                   Educational Facilities Authority(1).................    07/02/09        0.250          16,940,000
     4,200,000   Mecklenburg County, North Carolina(1).................    07/02/09        0.270           4,200,000
     6,000,000   Mecklenburg County, North Carolina(1).................    07/02/09        0.300           6,000,000
    10,000,000   Missouri State Development
                   Finance Board(1)....................................    07/01/09        0.180          10,000,000
    21,100,000   Missouri State Health & Educational
                   Facilities Authority(1).............................    07/01/09        0.350          21,099,931
    10,000,000   Missouri State Health & Educational
                   Facilities Authority(1).............................    07/01/09        0.620          10,000,000
    10,290,000   New Hampshire State Health & Education
                   Facilities Authority(1).............................    07/01/09        0.250          10,290,000


   The accompanying notes are an integral part of these financial statements.

8

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                               Maturity      Interest
    Amount                                                                   Date          Rate            Value
   ---------                                                               --------      --------          -----
                 MUNICIPAL BONDS (continued)
$    3,900,000   New Jersey State Educational Facilities
                   Authority(1)........................................    07/01/09        0.250%     $    3,900,000
     5,500,000   New York State Dormitory Authority(1).................    07/02/09        0.750           5,500,000
     8,785,000   Newport Mesa, California, Unified
                   School District.....................................    01/07/10        2.000           8,801,077
     5,000,000   North Carolina State Capital Facilities
                   Finance Agency(1)...................................    07/02/09        0.220           5,000,000
     6,400,000   North Carolina State Medical Care
                   Commission(1).......................................    07/02/09        0.270           6,400,000
     2,500,000   Northampton County, Pennsylvania,
                   Higher Education Authority(1).......................    07/02/09        0.250           2,500,000
    10,480,000   Ohio State Higher Educational Facilities(1)...........    07/02/09        0.450          10,480,000
    21,000,000   Oklahoma State Turnpike Authority(1)..................    07/01/09        0.180          21,000,000
    20,000,000   Oklahoma State Turnpike Authority(1)..................    07/01/09        0.230          20,000,000
    20,240,000   Pennsylvania State Turnpike Commission(1).............    07/02/09        0.700          20,240,000
     7,900,000   Philadelphia, Pennsylvania, Hospitals &
                   Higher Education Facilities Authority(1)............    07/01/09        0.180           7,900,000
    11,900,000   Philadelphia, Pennsylvania, Hospitals &
                   Higher Education Facilities Authority(1)............    07/01/09        0.180          11,900,000
     4,500,000   Raleigh, North Carolina(1)............................    07/01/09        0.250           4,500,000
     3,500,000   Raleigh, North Carolina(1)............................    07/01/09        0.280           3,500,000
    10,000,000   Raleigh, North Carolina(1)............................    07/01/09        0.280          10,000,000
    20,000,000   San Diego County, California, Regional
                   Transportation Commission(1)........................    07/02/09        0.350          20,000,000
     6,900,000   Union County, North Carolina(1).......................    07/01/09        0.600           6,900,000
     6,600,000   Union County, North Carolina(1).......................    07/02/09        0.270           6,600,000
    10,000,000   Virginia State College Building Authority,
                   Educational Facilities(1)...........................    07/01/09        0.320          10,000,000
     6,610,000   Wake County, North Carolina(1)........................    07/02/09        0.280           6,610,000
    10,000,000   Washington State Health Care Facilities
                   Authority(1)........................................    07/01/09        0.370          10,000,000
     4,690,000   Winston-Salem, North Carolina(1)......................    07/02/09        0.650           4,690,000
                                                                                                      --------------
                 Total Municipal Bonds.................................                                  407,588,708
                                                                                                      --------------


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                              9

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                               Maturity      Interest
    Amount                                                                   Date          Rate            Value
   ---------                                                               --------      --------          -----
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (1.0%)
$    8,000,000   Federal Farm Credit Bank..............................    08/03/09        5.250%     $    8,017,745
    20,000,000   Federal Home Loan Bank(2).............................    07/24/09        0.160          19,997,955
                                                                                                      --------------
                 Total U.S. Government Agency
                 Obligations...........................................                                   28,015,700
                                                                                                      --------------

                 TIME DEPOSITS (11.5%)
    60,000,000   Allied Irish Banks, Plc...............................    07/01/09        0.550          60,000,000
    60,000,000   Bank of Ireland.......................................    07/01/09        0.350          60,000,000
    60,000,000   Bank of Scotland, Plc.................................    07/01/09        0.188          60,000,000
    30,300,000   Canadian Imperial Bank of Commerce....................    07/01/09        0.050          30,300,000
    40,000,000   Commerzbank AG........................................    07/01/09        0.180          40,000,000
    60,000,000   Royal Bank of Canada..................................    07/01/09        0.180          60,000,000
                                                                                                      --------------
                 Total Time Deposits...................................                                  310,300,000
                                                                                                      --------------

                 REPURCHASE AGREEMENTS (8.1%)
    50,000,000   Barclays (Agreement dated 06/30/09
                 collateralized by U.S. Treasury
                 0.000%, due 08/15/09-08/15/25,
                 value $51,000,001)....................................    07/01/09        0.010          50,000,000
    50,000,000   BNP Paribas (Agreement dated 06/30/09
                 collateralized by FMAC 5.833%, due
                 07/01/36, value $10,904,759 and FNMA
                 5.550%-6.162%, due 08/01/36-08/01/37,
                 value $40,095,241)....................................    07/01/09        0.030          50,000,000
    20,000,000   Deutsche Bank (Agreement dated 06/30/09
                 collateralized by FMAC 5.339%-7.000%, due
                 04/01/27-04/01/37, value $8,817,334;
                 FNMA 4.500%-7.000%, due 07/01/35-08/01/37,
                 value $8,386,592 and GNMA 7.000%, due 09/15/38,
                 value $3,196,074) ....................................    07/01/09        0.090          20,000,000


   The accompanying notes are an integral part of these financial statements.

10

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                               Maturity      Interest
    Amount                                                                   Date          Rate            Value
   ---------                                                               --------      --------          -----
                 REPURCHASE AGREEMENTS (continued)
$   50,000,000   Royal Bank of Canada (Agreement dated 06/30/09
                 collateralized  by FHLB 0.000%-5.000%,
                 due 01/04/10-06/25/19, value $49,103,554;
                 FHLMC 5.000%, due 07/25/11, value $73,308;
                 FMAC 0.000%, due 06/30/14-12/30/16, value
                 $401,339 and FNMA 3.000%-5.000%, due
                 12/16/09-06/30/14, value $1,422,749)..................    07/01/09        0.100%     $   50,000,000
    50,000,000   Societe Generale (Agreement dated
                 06/30/09 collateralized by FNMA 5.500%,
                 due 10/01/38, value $51,000,001)......................    07/01/09        0.080          50,000,000
                                                                                                      --------------
                 Total Repurchase Agreements...........................                                  220,000,000
                                                                                                      --------------

TOTAL INVESTMENTS AT AMORTIZED COST................................................         99.1%     $2,681,667,100
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.....................................          0.9          24,736,083
                                                                                           -----      --------------
NET ASSETS.........................................................................        100.0%     $2,706,403,183
                                                                                           =====      ==============


----------
(1)   Variable rate  instrument.  The maturity  dates  reflect  earlier of reset dates or stated  maturity  dates.  Interest rates change on specific dates
      (such as coupon or interest  payment date). The yield shown represents the
      June 30, 2009 coupon or interest rate.

(2)   Coupon represents a yield to maturity.

(3)   Coupon represents a weighted average rate.

(4)   Guaranteed by the FDIC under the TLGP.

Abbreviations:

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Association

FMAC - Federal Mortgage Association of Canada

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

TLGP - Temporary Liquidity Guarantee Program

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                             11

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009

FAIR VALUE MEASUREMENTS

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157, "Fair Value Measurements" ("FAS 157"),  effective
July 1, 2008. For net asset valuation determination purposes, various inputs are used in  determining  the value of the  Fund's  investments.  These  inputs  are summarized in the three broad levels listed below.

--    Level 1 - quoted prices in active markets for identical investments.

--    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

--    Level 3 -  significant  unobservable  inputs  (including  the  Fund's  own assumptions in determining the fair value of investments).

The following  table  summarizes the valuation of the Fund's  investments by the above fair value hierarchy levels as of June 30, 2009:


                                                                   Quoted Prices in      Other
                                                                    Active Markets     Significant     Significant
                                                                     for Identical     Observable     Unobservable
                                                                      Investments        Inputs          Inputs       Balance as of
Investments, at value                                                  (Level 1)        (Level 2)       (Level 3)       06/30/2009
---------------------                                              ----------------  --------------   ------------   --------------
Certificates of Deposit ........................................          --         $  916,706,281        --        $  916,706,281
Commercial Paper ...............................................          --            689,553,178        --           689,553,178
Corporate Bonds ................................................          --            109,503,233        --           109,503,233
Municipal Bonds ................................................          --            407,588,708        --           407,588,708
U.S. Government Agency Obligations .............................          --             28,015,700        --            28,015,700
Time Deposits ..................................................          --            310,300,000        --           310,300,000
Repurchase Agreements ..........................................          --            220,000,000        --           220,000,000
                                                                       --------      --------------     --------     --------------
Total ..........................................................          --         $2,681,667,100        --        $2,681,667,100
                                                                       ========      ==============     ========     ==============


   The accompanying notes are an integral part of these financial statements.

12

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
   Investments, at amortized cost ..........................    $ 2,461,667,100
   Repurchase agreements ...................................        220,000,000
   Cash ....................................................            343,236
   Receivables for:
      Investment sold ......................................         31,283,837
      Interest .............................................          2,680,540
      Other assets .........................................            219,440
                                                                ---------------
         Total Assets ......................................      2,716,194,153
                                                                ---------------

LIABILITIES:
   Payables for:
      Investment purchased .................................          8,801,077
      Investment advisory and administrative fees ..........            450,693
      Shareholder servicing fees ...........................            313,914
      Custody and accounting fees ..........................            100,065
      Dividends declared ...................................             37,722
      Professional fees ....................................             33,415
      Board of Trustees' fees ..............................                462
      Accrued expenses and other liabilities ...............             53,622
                                                                ---------------
         Total Liabilities .................................          9,790,970
                                                                ---------------
NET ASSETS .................................................    $ 2,706,403,183
                                                                ===============
Net Assets Consist of:
   Paid-in capital .........................................    $ 2,706,403,867
   Over distributed net investment income ..................            (37,722)
   Accumulated net realized gain on investments ............             37,038
                                                                ---------------
Net Assets .................................................    $ 2,706,403,183
                                                                ===============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
REGULAR SHARES
   ($1,717,045,274 / 1,717,045,269 shares outstanding) .....              $1.00
                                                                          =====
INSTITUTIONAL SHARES
   ($989,357,909 / 989,357,914 shares outstanding) .........              $1.00
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                             13

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2009

NET INVESTMENT INCOME:
   Income:
      Interest and other income ..............................     $ 35,874,256
                                                                   ------------
   Expenses:
      Investment advisory and administrative fees ............        5,026,075
      Shareholder servicing fees .............................        3,524,475
      Treasury guarantee program fees ........................          681,473
      Custody and accounting fees ............................          349,420
      Board of Trustees' fees ................................          108,339
      Professional fees ......................................           12,430
      Miscellaneous expenses .................................           71,170
                                                                   ------------
         Total Expenses ......................................        9,773,382
         Expense offset arrangement ..........................          (50,189)
                                                                   ------------
         Net Expenses ........................................        9,723,193
                                                                   ------------
   Net Investment Income .....................................       26,151,063
                                                                   ============

NET REALIZED GAIN:
   Net realized gain on investments ..........................          146,084
                                                                   ------------
   Net Increase in Net Assets Resulting from Operations ......     $ 26,297,147
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

14

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                 For the years ended June 30,
                                                                                          -----------------------------------------
                                                                                               2009                       2008
                                                                                          ---------------           ---------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income ....................................................          $    26,151,063           $    95,961,462
      Net realized gain on investments .........................................                  146,084                        --
                                                                                          ---------------           ---------------
         Net increase in net assets resulting
            from operations ....................................................               26,297,147                95,961,462
                                                                                          ---------------           ---------------
   Dividends and distributions declared:
      From net investment income:
         Regular Shares ........................................................              (15,193,911)              (50,922,406)
         Institutional Shares ..................................................              (11,103,920)              (45,039,056)
                                                                                          ---------------           ---------------
           Total dividends and distributions declared ..........................              (26,297,831)              (95,961,462)
                                                                                          ---------------           ---------------
   From Fund share (Principal) Transactions at
      Net Asset Value of $1.00 per share:
         Fund shares sold ......................................................            3,902,488,244             4,249,639,531
         Fund shares issued in reinvestments of dividends ......................                9,968,094                    52,591
         Fund shares repurchased ...............................................           (3,379,950,177)           (4,387,608,450)
                                                                                          ---------------           ---------------
            Net increase (decrease) in net assets resulting
             from fund shares transactions .....................................              532,506,161              (137,916,328)
                                                                                          ---------------           ---------------
              Total increase (decrease) in net assets ..........................              532,505,477              (137,916,328)

NET ASSETS:
   Beginning of year ...........................................................            2,173,897,706             2,311,814,034
                                                                                          ---------------           ---------------
   End of year (including over distributed net investment
      income of $(37,722) and $0, respectively) ................................          $ 2,706,403,183           $ 2,173,897,706
                                                                                          ===============           ===============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                             15

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a Regular  share  outstanding  throughout each year


                                                                   For the years ended June 30,
                                                  --------------------------------------------------------------
                                                   2009          2008          2007          2006          2005
                                                  ------        ------        ------        ------        ------
Net asset value, beginning of year ............   $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
Income from investment operations:
   Net investment income(1) ...................     0.01          0.04          0.05          0.04          0.01
Dividends to shareholders from net
   investment income ..........................    (0.01)        (0.04)        (0.05)        (0.04)        (0.01)
                                                  ------        ------        ------        ------        ------
Net asset value, end of year ..................   $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                  ======        ======        ======        ======        ======
Total return ..................................     1.10%         3.77%         4.97%         3.76%         1.72%
Ratios/Supplemental data:
   Net assets, end of year (in millions) ......   $1,717        $1,409        $1,172        $1,506        $1,258
   Ratio of expenses to average net assets ....     0.52%         0.51%         0.51%(2)      0.53%(2)      0.52%(2)
   Expense offset arrangement .................     0.00%(3)      0.00%(3)        --            --            --
                                                  ------        ------        ------        ------        ------
      Total expenses ..........................     0.52%         0.51%         0.51%         0.53%         0.52%
                                                  ======        ======        ======        ======        ======
   Ratio of net investment income to
      average net assets ......................     1.07%         3.63%         4.79%(2)      3.75%(2)      1.70%(2)


----------
(1)   Calculated using average shares outstanding for the year.

(2)   Ratios  include  the  Fund's  share of income,  expenses  paid by, and the expense offset arrangement,  of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

(3)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

16

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected  per share  data and  ratios  for an  Institutional  share  outstanding throughout each year/period


                                                                                                          For the period from
                                                                              For the years ended          January 26, 2007
                                                                                    June 30,               (commencement of
                                                                            ------------------------      operations) through
                                                                             2009              2008          June 30, 2007
                                                                            ------            ------      -------------------
Net asset value, beginning of year/period .........................         $ 1.00            $ 1.00            $ 1.00
Income from investment operations:
   Net investment income(1) .......................................           0.01              0.04              0.02
Dividends to shareholders from net investment income ..............          (0.01)            (0.04)            (0.02)
                                                                            ------            ------            ------
Net asset value, end of year/period ...............................         $ 1.00            $ 1.00            $ 1.00
                                                                            ======            ======            ======
Total return ......................................................           1.35%             4.02%             2.21%(2)
Ratios/Supplemental data:
   Net assets, end of year/period (in millions) ...................         $  989            $  765            $1,140
      Ratio of expenses to average net assets .....................           0.27%             0.26%             0.26%(3),(4)
      Expense offset arrangement ..................................           0.00%(5)          0.00%(5)            --
                                                                            ------            ------            ------
         Total expenses ...........................................           0.27%             0.26%             0.26%
                                                                            ======            ======            ======
Ratio of net investment income to average net assets ..............           1.29%             3.86%             5.07%(3),(4)


----------
(1)   Calculated using average shares outstanding for the year.

(2)   Inception to date return.

(3)   Ratios  include  the  Fund's  share of income,  expenses  paid by, and the expense offset arrangement,  of the BBH U.S. Money Market Portfolio, which the Fund invested in through June 12, 2007, as appropriate.

(4)   Annualized.

(5)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                             17

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.    Organization.   BBH  Money   Market  Fund  (the  "Fund")  is  a  separate,
      diversified  series of BBH Trust (the "Trust"),  which is registered under the Investment  Company Act of 1940, as amended.  The Trust is an open-end management investment company organized as a Massachusetts  business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12,
      2007. The Fund commenced  operations on December 12, 1983. The Declaration of Trust  permits the  Trustees to create an  unlimited  number of series, each of which may issue a separate class of shares. The Fund established a new class of shares  designated as "Institutional  Shares".  Institutional
      Shares opened on December 19, 2006 and commenced operations on January 26,
      2007.  Regular Shares and  Institutional  Shares have different  operating expenses. At June 30, 2009, there were five series of the Trust.

      Prior to June 12, 2007 the Fund invested all of its  investable  assets in the BBH U.S.  Money Market  Portfolio  (the  "Portfolio"),  a diversified,
      open-end   management   investment  company  having  the  same  investment
      objectives  as the Fund.  Effective  June 12, 2007,  the Fund redeemed its shares of the Portfolio and began  investing  its assets  directly.  There were no changes to the Fund's investment  policies and  restrictions.  The
      Fund recorded its share of the Portfolio's income and expenses daily until the date of the redemption.

2.    Significant  Accounting  Policies.  The Fund's  financial  statements  are prepared in accordance with accounting  principles  generally  accepted in the United States of America.  The following  summarizes  the  significant accounting policies of the Fund:

      A.    Valuation  of  Investments.  The  Fund  values  its  investments  at amortized cost,  which  approximates  fair value. The amortized cost method  values a security  at its cost at the time of  purchase  and thereafter  assumes  a  constant  amortization  to  maturity  of any discount  or  premium.  The  Fund's  use  of  amortized  cost  is in compliance with Rule 2a-7 of the Investment  Company Act of 1940, as amended.

      B.    Investment  Transactions  and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  Interest income consists of interest  accrued and discount earned  (including both original issue and market discount)
            and premium  amortization  on the  investments of the Fund,  accrued ratably to the date of maturity.

      C.    Fund  Expenses.  Expenses  are  accrued  in the period to which they relate  and  adjustments  are made when  actual  amounts  are known.
            Expenses are then recognized as incurred.

      D.    Repurchase Agreements. The Fund may enter into repurchase agreements with primary dealers of U.S. Government Obligations as designated by the Federal  Reserve  Bank of New York.  Repurchase  agreements  are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually  agreed upon time and price. The repurchase price

18

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

            exceeds  the  sale  price,  reflecting  the  Fund's  return  on  the transaction or  effectively  the interest rate paid by the dealer to the Fund.  This  return is  unrelated  to the  interest  rate on the underlying security.  The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities  dealers,  deemed creditworthy by the Investment Adviser.
            The Fund's  custodian or  sub-custodian  will take possession of the securities collateralizing the repurchase agreements. The Investment
            Adviser or  sub-custodian  will monitor the value of the  underlying security  each day to ensure that the value of the  security  always equals or exceeds the repurchase  price.  Repurchase  agreements are subject to credit risks. Information regarding repurchase agreements is included in the Portfolio of Investments.

      E.    Federal  Income  Taxes.  Each  series of the Trust is  treated  as a separate  entity for federal  income tax purposes.  It is the Fund's policy to comply with the  provisions  of the Internal  Revenue Code applicable  to  regulated  investment  companies  and to  distribute substantially  all  of  its  taxable  income  to  its  shareholders.
            Accordingly,  no federal  income tax provision is required.  At June
            30, 2009,  the cost of  investments  for federal income tax purposes was  equal  to the  amortized  cost  of  investments  for  financial statement purposes.

            The Fund is subject to the provisions of FASB  Interpretation No. 48
            ("FIN  48")  "Accounting  for  Uncertainty  in  Income  Taxes  -- an
            interpretation  of FASB  Statement  No.  109".  FIN 48 sets  forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The
            Fund did not have any  unrecognized  tax  benefits at June 30, 2009, nor were  there any  increases  or  decreases  in  unrecognized  tax benefits for the year then ended.  The Fund recognizes  interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of  Operations.  During the year ended
            June  30,  2009,  the  Fund  did not  incur  any  such  interest  or penalties.  The Fund is subject to examination  by U.S.  federal and state tax  authorities  for returns filed for the prior three fiscal years.

      F.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions to  shareholders,  are declared daily and paid monthly to shareholders.  The tax character of distributions paid during the fiscal  years  ended June 30, 2009 and 2008,  respectively,  were as follows:


                                        Distributions paid from:
           -------------------------------------------------------------------------------------
                                Net              Total               Tax              Total
            Ordinary         long-term          taxable            exempt          distributions
             income        capital gain      distributions      distributions          paid
           -----------     ------------      -------------      -------------      -------------
2009:      $26,297,831          --            $26,297,831            --             $26,297,831
2008:       95,961,462          --             95,961,462            --              95,961,462


FINANCIAL STATEMENT JUNE 30, 2009                                             19

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

            As of June 30,  2009  and  2008,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                         Components of accumulated earnings/(deficit):
              ------------------------------------------------------------------------------------------------------
                                                                              Other                         Total
              Undistributed   Undistributed                  Accumulated    Book/Tax      Unrealized     accumulated
                ordinary        long-term     Accumulated    capital and    Temporary    appreciation/    earnings/
                 income       capital gain     earnings     other losses   differences  (depreciation)    (deficit)
              -------------   -------------   -----------   ------------   -----------  --------------   -----------
2009:           $ 37,038           --          $ 37,038          --            --             --          $ 37,038
2008:            239,167           --           239,167          --            --             --           239,167


            As of June  30,  2009  the  Fund  did not  have a net  capital  loss carryforward.

            To the extent future  capital gains are offset by capital loss carry forwards, such gains will not be distributed.

      G.    Use of Estimates.  The  preparation  of the financial  statements in conformity  with  accounting  principles  generally  accepted in the
            United States of America  requires  management to make estimates and
            assumptions   that  affect  the  reported   amounts  of  assets  and
            liabilities at the date of the financial statements and the reported amounts of income and expense  during the reporting  period.  Actual results could differ from those estimates.

      H.    U.S.  Treasury  Temporary  Guarantee  Program.  The  Fund  currently participates  in the U.S.  Department  of the  Treasury's  Temporary
            Guarantee Program for Money Market Funds (the "Program"). Subject to
            certain  conditions  and  limitations,  amounts  held in the Fund by shareholders  as of the close of business on September  19, 2008 are guaranteed  against  loss  under the  Program  in the event that the
            Fund's net asset  value per share  falls  below  $0.995 and  remains below $0.995 until the Fund is liquidated (a "Guarantee  Event"). In the event  that a  Guarantee  Event is  triggered,  a  shareholder's shares  covered by the Program  will be the lesser of (i) the amount held in the Fund as of close of business on September  19, 2008,  or
            (ii) the amount held in the Fund on the date the Program's guarantee is triggered.  In this event and subject to the  limitations  of the
            Program,  a shareholder who has remained  invested in the Fund since
            September  19, 2008 would  receive an increase in his or her account value with respect to each covered  share of the Fund,  equal to the difference  between the amount received in the liquidation and $1.00 per share. As of December 31, 2008,  assets available to the Program to  support  all  participating  money  market  funds do not  exceed approximately  $50 billion and the Program covers  approximately  $3 trillion  in  assets  held in  money  market  funds.  The  Program's guarantee  only applies to  shareholders  invested in the Fund as of the close of business on September 19, 2008.  The  extension  period for the Program commenced on May 1, 2009 and terminates on September
            18, 2009 (the "Extension  Period").  Participation  in the Extension
            Period  required  payment to the U.S.  Department of Treasury in the amount  of  0.015%  based on the net  asset  value of the Fund as of
            September 19, 2008.

20

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

      I.    Accounting  Developments.  In March  2008,  Statement  of  Financial
            Accounting   Standards  No.  161,   "Disclosures   about  Derivative
            Instruments and Hedging  Activities" ("SFAS 161"), was issued and is effective  for fiscal  years and  interim  periods  beginning  after
            November 15, 2008. SFAS 161 requires enhanced disclosures to provide information  about  the  reasons  the  Fund  invests  in  derivative instruments,  the  accounting  treatment and the effect  derivatives have on  performance.  In September  2008,  FASB Staff  Position No.
            133-1 and FASB  Interpretation  No. 45-4,  "Disclosure  about Credit
            Derivatives and Certain  Guarantees:  An Amendment to FASB Statement
            No. 133 and FASB  Interpretation  No. 45; and  Clarification  of the
            Effective  Date of FASB  Statement  No. 161," (the "FSP") was issued and is effective for fiscal years and interim  periods  ending after
            November  15,  2008.   The  FSP  amends  FASB   Statement  No.  133,
            "Accounting for Derivative  Instruments and Hedging  Activities," to
            require  disclosures  by  sellers of credit  derivatives,  including credit  derivatives  embedded  in hybrid  instruments.  The FSP also clarifies  the  effective  date of  SFAS  161,  whereby  disclosures required by SFAS 161 are effective for financial  statements  issued for fiscal years and interim  periods  beginning  after November 15,
            2008.  The Fund has adopted FAS 161 and  management  has  determined there is no material impact to the financial statements for the year ended June 30, 2009.

3.    Fees and Other Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      through  a  separately   identifiable   department  the  ("SID")  provides
      investment  advisory and portfolio  management  services to the Fund.  The
      Fund  pays a  combined  fee for  investment  advisory  and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.25% on the first  $1,000,000,000  of the Fund's average daily net assets
      and  0.20%  of  the  Fund's   average   daily  net  assets  in  excess  of
      $1,000,000,000.  BBH  has a  sub-administration  services  agreement  with
      Federated  Services  Company  ("FSC") for which FSC receives  compensation paid by BBH.  For  the  year  ended  June  30,  2009,  the  Fund  incurred
      $5,026,075 for investment advisory and administrative services.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily and paid  monthly at an annual rate of 0.25% of the Regular  shares'
      average  daily net  assets.  For the year  ended June 30,  2009,  the Fund incurred $3,524,475 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over
      $1 billion. For the year ended

FINANCIAL STATEMENT JUNE 30, 2009                                             21

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

      June 30,  2009,  the Fund  incurred  $349,420  for custody and  accounting services.  These  fees were  reduced  by $50,189 as a result of an expense offset  arrangement with the Fund's custodian.  In the event that the Fund is  overdrawn,  under  the  custody  agreement  with  BBH,  BBH will  make overnight loans to the Fund to cover overdrafts. Pursuant to the agreement the  Fund  will be  charged  interest  based  on  LIBOR  on the day of the overdraft  plus one percent.  The total  interest paid by the Fund for the year ended June 30, 2009 was $7,015.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2009, the Fund incurred $108,339 for Trustees' fees.

3.    Capital  Stock.  The Trust is permitted  to issue an  unlimited  number of
      Regular Shares and Institutional Shares of capital stock, at no par value.
      Transactions in shares of capital stock were as follows:


                                                                                                         Shares
                                                                                                For the years ended June 30,
                                                                                         ------------------------------------------
                                                                                              2009                        2008
                                                                                         --------------              --------------
Regular Shares
Fund shares sold ...........................................................              2,484,068,377               2,213,057,812
Fund shares issued in reinvestments of dividends ...........................                  5,639,074                      52,591
Fund shares repurchased ....................................................             (2,181,610,983)             (1,976,287,295)
                                                                                         --------------              --------------
Net increase ...............................................................                308,096,468                 236,823,108
                                                                                         ==============              ==============

Institutional Shares
Fund shares sold ...........................................................              1,418,419,867               2,036,581,719
Fund shares issued in reinvestments of dividends ...........................                  4,329,020                          --
Fund shares repurchased ....................................................             (1,198,339,195)             (2,411,321,155)
                                                                                         --------------              --------------
Net increase ...............................................................                224,409,692                (374,739,436)
                                                                                         ==============              ==============


4.    Subsequent  Event.  In accordance  with the  provisions  set forth in FASB
      Statement of Financial  Accounting  Standards No. 165 "Subsequent Events",
      adopted by the Fund as of June 30,  2009,  management  has  evaluated  the
      possibility  of  subsequent   events  existing  in  the  Fund's  financial
      statements through August 18, 2009.

      Effective July 6, 2009, the SID voluntarily  began to waive its Investment
      Advisory  and  Administrative  Fee to  credit  daily to the Fund an amount which would maintain the daily basis point return to the Fund at a minimum of 1 basis point. The amount credited each day will be offset to the daily accrual of the  Investment  Advisory  and  Administrative  Fee.  This is a
      voluntary waiver that can be changed at any time at the sole discretion of the SID.

22

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2009 (unaudited)

EXAMPLE

As a shareholder of BBH Money Market Fund (the "Fund"),  you may incur two types of costs: (1) transaction costs on purchase payments,  reinvested dividends,  or other  distributions;  and  exchange  fees;  and (2)  ongoing  costs,  including management  fees; and other Fund expenses.  This Example is intended to help you understand  your  ongoing  costs (in  dollars) of  investing  in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

FINANCIAL STATEMENT JUNE 30, 2009                                             23

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2009 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.


                                                                                          Expenses Paid
                                            Beginning                Ending               During Period
                                          Account Value           Account Value        January 1, 2009 to
                                         January 1, 2009          June 30, 2009         June 30, 2009(1)
                                         ---------------          -------------         ----------------
Regular Shares
Actual..........................             $1,000                 $1,002.50                 $2.53
Hypothetical(2).................             $1,000                 $1,022.27                 $2.56



                                                                                          Expenses Paid
                                            Beginning                Ending               During Period
                                          Account Value           Account Value        January 1, 2009 to
                                         January 1, 2009          June 30, 2009         June 30, 2009(1)
                                         ---------------          -------------         ----------------
Institutional Shares
Actual..........................             $1,000                 $1,003.70                 $1.29
Hypothetical(2).................             $1,000                 $1,023.51                 $1.30


----------
(1)   Expenses  are equal to the Fund's  annualized  expense  ratio of 0.51% and
      0.26% for Regular and Institutional  shares,  respectively,  multiplied by
      181/365 (to reflect the one half-year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the  applicable  annualized  expense ratio for each class of shares is subtracted from the assumed return before expenses.

24

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2009 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008,  the Board of Trustees  (the "Board") of
the   Trust   unanimously   approved   the   continuance   of   the   Investment
Advisory/Administrative  Services  Agreement  (the  "Agreement")  which had been approved by  shareholders  on May 23, 2007.  The  following  is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature,  Extent and Quality of Services  Provided by Brown  Brothers  Harriman's
Mutual Fund Advisory  Department  (the "SID") and Brown Brothers  Harriman & Co.
("BBH")

The Board noted that,  under the  Agreement  and with respect to each Fund,  the
SID, subject to the supervision of the Board,  will be responsible for providing a  continuous  investment  program and making  purchases  and sales of portfolio securities  consistent with the Funds' investment  objectives and policies.  The
Board also noted that BBH provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by the SID and BBH under the  Agreement  and noted that the scope of services  provided had expanded over time. The Board considered the quality of the investment  research by the  SID,  the  administrative  capabilities  provided  by BBH and the  other resources BBH and the SID have  dedicated to performing  services for the Funds.
The Board concluded that, overall,  they were satisfied with the nature,  extent and quality of  services  expected to be provided to each of the Funds under the
Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, fund accounting,  custody,  securities  lending and other fees paid by the Fund.
The Board  discussed  the  difficulty  of making  comparisons  of  profitability because  comparative  information  is not  generally  publicly  available and is affected by numerous  factors,  including the structure of the service provider, the types of funds it  manages  and  administers,  its  business  mix,  numerous assumptions regarding allocations and the entity's capital structure and cost of capital.  In considering  profitability  information,  the Board  considered the effect of fall-out benefits on BBH's expenses,  as well as the "revenue sharing"
arrangements BBH has entered into with certain  entities that distribute  shares of the Funds. The Board focused on profitability of BBH's relationships with the
Funds before taxes and  distribution  expenses.  The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

FINANCIAL STATEMENT JUNE 30, 2009                                             25

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2009 (unaudited)

Fall-Out Benefits

The  Board  considered  that the SID  does not  allocate  the  Funds'  portfolio transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board  received and reviewed  information  concerning  the SID's  policies  with respect to allocating portfolio brokerage and discussed with BBH its approach to obtaining and monitoring best execution.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain Funds, and is the Funds' administrator,  custodian,  fund accountant and securities lending agent. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' fee  schedules,  other than the fee schedule for
BBH Money  Market  Fund,  do not  contain  breakpoints.  As a result,  if assets increase,  the fee rates would not be reduced for these Funds on the incremental assets.  With  respect to the BBH Money  Market  Fund,  the  breakpoint  will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the Investment
Company Act of 1940, as amended.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds, there

26

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2009 (unaudited)

appeared to be no  uniformity  or pattern in the fees and asset  levels at which breakpoints  (if any)  apply.  In light of the Funds'  current  size and expense structure,  the Board concluded that it was unnecessary at this time to consider breakpoints with respect to the Funds, other than for the BBH Money Market Fund.

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 10, 2008, the Board received detailed  performance  information for each Fund at each regular Board meeting during the year. At the meeting held on December 10, 2008, the Board reviewed information showing performance of each
Fund over the prior 1-, 3-, and 5- year  periods and  compared  the  performance information to a securities index over comparable periods.

Fee Rates

The  Board  considered  the  fee  rates  paid by each  Fund  to BBH.  The  Board recognized  that it is difficult to make  comparisons of these fee rates,  or of combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The  Board  considered  the  depth  and  range of  services  provided  under the
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers and  administrative  services,  such as shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to  liability.  BBH also  coordinates  the provision of services to the
Funds by nonaffiliated service providers.

The  following  factors  specific  to BBH Money  Market Fund also were noted and considered by the Board in deciding to approve the Agreement:

The Board reviewed  information showing performance of the BBH Money Market Fund compared  to other  funds in the  iMoneyNet  (1st  Tier  Retail)  and (1st  Tier
Institutional).  The  comparative  information  showed that the BBH Money Market
Fund had  outperformed  or performed in line with the averages over all relevant periods.  The Board also  viewed  with favor  that the total  expense  ratio was substantially lower than the averages in these categories.  The Board also noted
that the BBH Money  Market Fund had  maintained  a stable net asset value of one dollar at all times. Taking into account these comparisons and the other factors considered,  the Board  concluded  that the BBH Money Market  Fund's  investment results over time and expense ratios had been satisfactory.

FINANCIAL STATEMENT JUNE 30, 2009                                             27

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2009 (unaudited)

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with the management of a Fund's investments,  on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example,  it is possible that the various  accounts managed could have different investment  strategies  that, at times,  might  conflict with one another to the possible  detriment  of the Fund.  Alternatively,  to the  extent  that the same investment opportunities might be desirable for more than one account,  possible conflicts  could arise in  determining  how to allocate  them.  Other  potential conflicts  might  include  conflicts  between  the Fund and its  affiliated  and unaffiliated service providers (e.g.,  conflicting duties of loyalty). By way of example,  compensation and delegation of responsibility  arrangements may create conflicts  relating to selection of brokers or dealers to execute Fund portfolio
trades  and/or  specific  uses  of  commissions  from  Fund  portfolio   trades,
administration  of investment  advice and valuation of  securities.  The SID may direct brokerage  transactions and/or payment of a portion of client commissions
("softdollars")  to specific  brokers or dealers or other  providers  to pay for research or brokerage  services.  The use of a broker that provides research and securities  transaction  services  may result in a higher  commission  than that offered by a broker who does not provide such  services.  The SID will determine in good faith  whether the amount of commission is reasonable in relation to the value of research  and  brokerage  services  provided  and whether the  services provide  lawful and  appropriate  assistance in its  investment  decision-making responsibilities.  The SID may enter into advisory and/or referral  arrangements with third parties.  Such arrangements may include  compensation paid by the SID to the third party.  The SID may pay a  solicitation  fee for  referrals  and/or advisory or incentive fees.

The Trust  manages  these  conflicts.  For  example,  the Funds have adopted and implemented  policies and  procedures,  including trade  allocation  procedures, which are designed to address the conflicts  associated  with managing  multiple accounts for  multiple  clients.  In addition,  BBH monitors a variety of areas, including compliance with account investment  guidelines,  the inclusion only of securities  approved for purchase by an oversight  committee and compliance with the  Code  of  Ethics.  Finally,  BBH has  structured  the  portfolio  managers'
compensation  in a  manner,  and the Funds  have  adopted  policies,  reasonably designed to safeguard a Fund from being  negatively  affected as a result of any such potential conflicts.

28

BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2009 (unaudited)

In  January  2010,  the Fund  will  report  on Form  1099 the tax  status of all distributions  made during the calendar year 2009.  Shareholders  should use the information on Form 1099 for their income tax returns.

FINANCIAL STATEMENT JUNE 30, 2009                                             29

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH Money Market Fund includes additional information about the
Fund's  Trustees and is available upon request  without charge by contacting the
Fund at 1-800-625-5759.


                                                 Term of                                            Number of
                                                 Office                                             Funds in
                                                 and                                                Fund           Other
                                  Position(s)    Length                                             Complex        Directorships
Name, Birth Date                  Held with      of Time       Principal Occupation(s)              Overseen by    Held by
and Address                       Trust          Served#       During Past 5 Years                  Trustee^       Trustee
--------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.             Chairman of    Since 2007    Managing Director, Chairman and      5              None
Birth Date: March 17, 1938        the Board                    Chief Executive Officer of
Shields & Company                 and Trustee                  Shields & Company (member of New
140 Broadway                                                   York Stock Exchange); Chairman of
New York, NY 10005                                             Capital Management Associates,
                                                               Inc. (registered investment
                                                               adviser); Director of Flower
                                                               Foods, Inc. (New York Stock
                                                               Exchange listed company).

David P. Feldman                  Trustee        Since 2007    Director of Jeffrey Co. (1992 to     5              Director of
Birth Date: November 16, 1939                                  present); Director of QMED (1999                    Dreyfus
C/O BBH & Co.                                                  to May 2007).                                       Mutual Funds
140 Broadway                                                                                                      (59 Funds)
New York, NY 10005

Alan G. Lowy                      Trustee        Since 2007    Private Investor.                    5              None
Birth Date: April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger            Trustee        Since 2007    Retired; Trustee, R.K. Mellon        5              None
Birth Date: November 8, 1938                                   Family Trust (1981 to June 2003);
503 Darlington Road                                            Director of Aerostructures
Ligonier, PA 15658                                             Corporation (aircraft
                                                               manufacturer) (1996 to July 2003).

Samuel F. Pryor, IV               Trustee        Since 2007    Private Investor.                    5              None
Birth Date: June 12, 1955
130 East 67th Street
New York, NY 10021


30

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


                                                 Term of                                             Number of
                                                 Office                                              Funds in
                                                 and                                                 Fund           Other
                                  Position(s)    Length                                              Complex        Directorships
Name, Birth Date                  Held with      of Time       Principal Occupation(s)               Overseen by    Held by
and Address                       Trust          Served#       During Past 5 Years                   Trustee^       Trustee
--------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner                 Trustee        Since 2007    President, Clear Brook Advisors,      5              None
Birth Date: March 3, 1956                                      a registered investment advisor.
Clear Brook Advisors
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret                    President      Since 2008    President and Principal Executive     N/A            N/A
Birth Date: April 11, 1959        and                          Officer of the Trust; Joined
140 Broadway                      Principal                    Brown Brothers Harriman & Co.
New York, NY 10005                Executive                    ("BBH & Co.") in 1981 and has
                                  Officer                      been a Partner of the firm since
                                                               1998.

Charles H. Schreiber              Treasurer      Since 2007    Treasurer and Principal Financial     N/A            N/A
Birth Date: December 10, 1957     and                          Officer of the Trust; Senior Vice
140 Broadway                      Principal                    President of BBH & Co. since
New York, NY 10005                Financial                    September 2001; Joined BBH & Co.
                                  Officer                      in 1999.

Mark B. Nixon                     Assistant      Since 2007    Assistant Secretary and Assistant     N/A            N/A
Birth Date: January 14, 1963      Secretary,                   Treasurer of the Trust; Vice
140 Broadway                      Assistant                    President of BBH & Co. (since
New York, NY 10005                Treasurer                    October 2006); Accounting
                                                               Manager, Reserve Funds (August
                                                               2005-September 2006); Assistant
                                                               Controller, Reserve Funds
                                                               (February 2005 - August 2005);
                                                               Private Consultant (December
                                                               2001 - February 2005).

Beth Haddock                      Chief          Since 2007    Chief Compliance Officer of the       N/A            N/A
Birth Date: December 10, 1965     Compliance                   Trust (September 2007-present);
140 Broadway                      Officer                      Chief Compliance Officer for the
New York, NY 10005                                             FINRA/NYSE and SEC compliance
                                                               programs and Associate Compliance
                                                               Director for the global
                                                               compliance program (April 2005
                                                               - present); Deputy General
                                                               Counsel of AXA Advisors/ AXA
                                                               Financial (November 1997-April
                                                               2005).


FINANCIAL STATEMENT JUNE 30, 2009                                             31

TRUSTEES AND OFFICERS OF BBH MONEY MARKET FUND
--------------------------------------------------------------------------------
(unaudited)


                                                 Term of                                             Number of
                                                 Office                                              Funds in
                                                 and                                                 Fund           Other
                                  Position(s)    Length                                              Complex        Directorships
Name, Birth Date                  Held with      of Time       Principal Occupation(s)               Overseen by    Held by
and Address                       Trust          Served#       During Past 5 Years                   Trustee^       Trustee
--------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An                     Anti-Money     Since 2008    Anti-Money Laundering Officer,        N/A            N/A
Birth Date: September 10, 1970    Laundering                   Vice President of BBH & Co.
140 Broadway                      Officer                      (September 2007 - present); AML
New York, NY 10005                                             Officer at UBS Investment Bank
                                                               (April 2006 - August 2007);
                                                               AML Officer & Vice President in
                                                               Private Client Services at Bear
                                                               Stearns & Co (June 1992 -
                                                               April 2006).

Gail C. Jones                     Secretary      Since 2007    Secretary of the Trust; Counsel,      N/A            N/A
Birth Date: October 26, 1953                                   ReedSmith, LLP (since October
1001 Liberty Avenue                                            2002); Corporate Counsel (January
Pittsburgh, PA  15222-3779                                     1997 to September 2002) and Vice
                                                               President (January 1999 to
                                                               September 2002) of Federated
                                                               Services Company.

George M. Polatas                 Vice           Since 2008    Vice President of the Trust           N/A            N/A
Birth Date: March 3, 1962         President                    (since June 2008); Assistant Vice
1001 Liberty Avenue                                            President of Federated Services
Pittsburgh, PA  15222-3779                                     Company; Vice President of
                                                               various funds distributed by
                                                               Edgewood Services, Inc (January
                                                               1997 to present).

Theodore J. Boudria               Assistant      Since 2008    Assistant Treasurer of the Trust;     N/A            N/A
Birth Date: June 26, 1968         Treasurer                    Senior Vice President (since
70 Franklin Street                                             2009); Joined BBH & Co. in 1995.
Boston, MA 02110


--------------------------------------------------------------------------------
#     Each  Trustee of the Trust holds office until he or she attains the age of
      70 (72, in the case of Trustees who were elected as such before January 1,
      2000),  or until he or she sooner dies,  resigns or is removed from office in accordance with the provisions of the Trust's Declaration of Trust. All officers of the Trust hold office for one year and until their  respective successors  are  chosen  and  qualified  (subject  to the  ability  of the
      Trustees to remove any officer in accordance with the Trust's By-laws).

^     The Fund Complex consists of the Trust,  which has five series and each is counted as one "Fund" for purposes of this table.

32

ADMINISTRATOR                         INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN               MUTUAL FUND ADVISORY DEPARTMENT (SID)
140 BROADWAY                          OF BROWN BROTHERS HARRIMAN
NEW YORK, NY 10005                    140 BROADWAY
                                      NEW YORK, NY 10005

Distributor
Edgewood Services, Inc.
4000 Ericsson Drive
Warrendale, PA 15086-7561

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:

By telephone:                                   Call 1-800-575-1265
By E-mail send your request to:                 bbhfunds@bbh.com
On the internet:                                www.bbhfunds.com

This report is submitted for the general  information of shareholders and is not
authorized  for  distribution  to  prospective   investors  unless  preceded  or
accompanied  by an  effective  prospectus.  Nothing  herein  contained  is to be considered an offer of sale or a  solicitation  of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third  quarters  of its fiscal  year,  on "Form N-Q."
Information on Form N-Q is available  without charge and upon request by calling the Funds at the  toll-free  number  listed  above.  A text only  version can be viewed online or downloaded  from the SEC's website at  http://www.sec.gov;  and may be reviewed and copied at the SEC's Public Reference Room in Washington,  DC
(call  1-800-SEC-0330  for information on the operation of the Public  Reference
Room).  You may also  access  this  information  from the BBH Funds  website  at
www.bbhfunds.com.

A summary of the Fund's Proxy Voting  Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such  proxies  during the most recent
12-month  period  ended  June 30, is  available  upon  request  by  calling  the toll-free number listed above. This information is also available from the Edgar database on the SEC's website at www.sec.gov.

                                  [LOGO] BROWN
                                         BROTHERS
                                         HARRIMAN

                                  [LOGO] BROWN
                                         BROTHERS
                                         HARRIMAN

--------------------------------------------------------------------------------

                                  Annual Report

                                  JUNE 30, 2009

--------------------------------------------------------------------------------

                            BBH TAX EXEMPT MONEY FUND


BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
June 30, 2009

For the 12-month  period ended June 30, 2009, the BBH Tax Exempt Money Fund (the
"Fund")  produced a total return of 1.06%(1).  We believe the performance of the
Fund was  competitive  within the industry  while  maintaining  a high degree of liquidity throughout the period.

The Fund seeks to maximize  income  while  attempting  to  preserve  capital and maintain liquidity by investing primarily in a diversified  portfolio of liquid, high-quality, short-term debt securities.

The  municipal  money  markets were not immune to the contagion of credit crisis triggered in taxable markets by the default of Lehman Brothers in September.  In particular,  variable rate demand notes (VRDN), a structured  security common in
tax-exempt  money  market  funds  which  have  historically   provided  reliable
liquidity, high credit quality and attractive yields, came under great scrutiny.
At the heart of the problem was the key role  played by banks in  sustaining  an orderly market for these securities.  VRDN programs typically have long-maturity dates but maintain an unconditional  put option of 1, 7, or 30, days making them eligible for money market funds. To ensure that  investor's  wishing to put back securities  receive  liquidity,  each program enters in to an arrangement with a bank  or  broker-dealer  to act  as a  buyer  of  last  resort  and  handle  the remarketing  function. As the economic viability of many banks that participated widely in these markets came in to question  during the Fall of 2008, so too did investor  confidence  in the VRDN  programs for which they  provided  liquidity.
Within a week of the Lehman Brothers default,  SIFMA, an indication rate of high quality  VRDNs  increased  to an  unprecedented  level of nearly 8% or 750 basis points above the Federal Funds Rate. The Federal  Reserve and the U.S.  Treasury
reacted to the general  credit crisis in the money  markets by creating  several liquidity  facilities and the TARP,  which  indirectly  benefited the tax-exempt money markets by  stabilizing  the banking  system.  By the end of the reporting period,  the  "SIFMA  rate"  had  recovered  to  0.35%  and VRDN  programs  with high-quality underlying issuers were trading normally.  Ironically, the welcomed easing of risk  premiums  has led to a new  challenge  facing money market funds which is to provide a viable  return in the midst of  historically  low interest rates.

Throughout  this  difficult  environment,  the  investment  team  for  the  Fund maintained  what it believed to be a  conservative  investment  strategy,  which enabled  the Fund to  largely  avoid  some of the more  distressed  areas of the markets and provide uninterrupted liquidity to its shareholders.  Brown Brothers
Harriman & Co.  continues to perform its own rigorous  credit  assessment of all securities  purchased  for the  Fund  and does  not  solely  rely on the  rating agencies to determine credit quality.  As a result, the investment team has been able to deliver a consistently  competitive return and ample liquidity even with the recent adverse conditions  present in the money markets.  During the period,
BBH waived its  investment  advisory/administrative  fee in order to  maintain a stable  return.  This  voluntary  waiver  can be changed at any time at the sole discretion of the investment team. Additionally,  in anticipation of significant shareholder  redemptions,  the investment  team  increased the Fund's  overnight liquidity from time to time.

----------
(1)   Performance  data  quoted  represents  no  guarantee  of  future  results.
      Investment  return  and  principal  value  will  fluctuate,   so  that  an
      investor's  shares,  when  redeemed,  may be worth more or less than their original  cost.  Mutual  Fund  performance  changes  over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after tax returns,  contact the Fund at 1-800-625-5759.

2

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
June 30, 2009

To the Trustees of the BBH Trust and Shareholders of
BBH Tax Exempt Money Fund

We have audited the accompanying statement of assets and liabilities,  including the  portfolio  of  investments,  of BBH Tax Exempt  Money Fund (a series of BBH
Trust) (the "Fund") as of June 30, 2009, and the related statement of operations for the year then ended,  the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These  financial  statements and financial highlights are the responsibility of the Fund's  management.  Our responsibility is to express an opinion on these financial  statements and financial highlights based on our audits.

We conducted our audits in accordance  with the standards of the Public  Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not  required  to  have,  nor were we  engaged  to  perform,  an audit of its internal control over financial reporting.  Our audits included consideration of internal  control  over  financial  reporting  as a basis  for  designing  audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the  effectiveness  of the Fund's internal control over financial  reporting.  Accordingly,  we express no such  opinion.  An audit also includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial  statements,  assessing the  accounting  principles used and  significant  estimates made by  management,  as well as evaluating the overall financial statement  presentation.  Our procedures included confirmation of securities  owned as of June 30, 2009, by  correspondence  with the custodian and brokers;  where replies were not received from brokers,  we performed  other audit procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of BBH
Tax Exempt Money Fund as of June 30, 2009, the results of its operations for the year then ended,  the changes in its net assets for each of the two years in the period then ended,  and the financial  highlights  for each of the five years in the period  then ended,  in  conformity  with  accounting  principles  generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
August 18, 2009

FINANCIAL STATEMENT JUNE 30, 2009                                              3

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION
June 30, 2009

BREAKDOWN BY BOND TYPE AND OTHER ASSETS


                                                                                                                      Percent of
                                                                                                  U.S. $ Value        Net Assets
                                                                                                  ------------        ----------
Education ........................................................................                $126,637,192            45.6%
General Obligations ..............................................................                  41,103,483            14.8
Government Collateral ............................................................                  22,521,254             8.1
Health Care ......................................................................                  20,750,000             7.5
Industrial .......................................................................                  20,305,000             7.3
Miscellaneous ....................................................................                  18,605,000             6.7
Transportation ...................................................................                  13,750,920             4.9
Utilities ........................................................................                   3,460,000             1.2
Water/Sewer ......................................................................                     500,000             0.2
Commercial Paper .................................................................                   3,500,000             1.3
Cash and Other Assets in Excess of Liabilities ...................................                   6,704,649             2.4
                                                                                                  ------------           -----
NET ASSETS .......................................................................                $277,837,498           100.0%
                                                                                                  ============           =====


TOP FIVE HOLDINGS BY STATE


                                                                                                                      Percent of
                                                                                                  U.S. $ Value        Net Assets
                                                                                                  ------------        ----------
Ohio .............................................................................                $ 23,915,256             8.6%
Massachusetts ....................................................................                  22,489,928             8.1
New York .........................................................................                  22,453,552             8.1
Texas ............................................................................                  21,641,497             7.8
Missouri .........................................................................                  20,735,000             7.6
Other States .....................................................................                 159,897,616            57.4
Cash and Other Assets in Excess of Liabilities ...................................                   6,704,649             2.4
                                                                                                  ------------           -----
NET ASSETS .......................................................................                $277,837,498           100.0%
                                                                                                  ============           =====


All data as of June 30,  2009.  The Fund's  breakdown  by bond type and top five holdings by state are  expressed as a percentage of net assets and may vary over time.

   The accompanying notes are an integral part of these financial statements.

4

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2009


   Principal                                                            Maturity         Interest
    Amount                                                                Date             Rate          Value
--------------                                                          --------         --------     ------------
                 MUNICIPAL BONDS (96.3%)
                 EDUCATION (45.6%)
$    1,600,000   Allegheny County, Pennsylvania, Higher
                   Education Building Authority(1)..................    07/01/09           0.180%     $  1,600,000
     5,880,000   Colorado Springs, Colorado(1)......................    07/01/09           0.300         5,880,000
     3,100,000   Connecticut State Health & Educational
                   Facilities Authority(1)..........................    07/01/09           0.150         3,100,000
     5,100,000   Connecticut State Health & Educational
                   Facilities Authority(1)..........................    07/01/09           0.170         5,100,000
     3,200,000   Houston, Texas, Higher Education
                   Finance Corp.(1) ................................    07/01/09           0.250         3,200,000
     3,500,000   Massachusetts State Health &
                   Educational Facilities Authority(1)..............    07/01/09           0.150         3,500,000
    10,000,000   Massachusetts State Health &
                   Educational Facilities Authority(1)..............    07/01/09           0.200        10,000,000
     7,235,000   Massachusetts State Health &
                   Educational Facilities Authority(1)..............    07/02/09           0.180         7,235,000
     1,100,000   Missouri State Health & Educational
                   Facilities Authority(1)..........................    07/01/09           0.180         1,100,000
     2,690,000   Missouri State Health & Educational
                   Facilities Authority(1)..........................    07/01/09           0.180         2,690,000
     5,800,000   Missouri State Health & Educational
                   Facilities Authority(1)..........................    07/01/09           0.180         5,800,000
     5,500,000   Missouri State Health & Educational
                   Facilities Authority(1)..........................    07/01/09           0.270         5,500,000
       800,000   Nashville & Davidson County,
                   Tennessee, Health & Educational
                   Facilities Board(1)..............................    07/02/09           0.170           800,000
       125,000   New Jersey State Educational
                   Facilities Authority(1)..........................    07/01/09           0.250           125,000
     1,200,000   North Carolina Capital Facilities
                   Finance Agency(1)................................    07/02/09           0.170         1,200,000
     5,250,000   North Carolina Educational Facilities
                   Finance Agency(1)................................    07/02/09           0.170         5,250,000
       750,000   State of Ohio......................................    12/01/09           5.500           765,256


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                              5

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                            Maturity         Interest
    Amount                                                                Date             Rate          Value
--------------                                                          --------         --------     ------------
                 MUNICIPAL BONDS (continued)
                 EDUCATION (continued)
$    4,300,000   Ohio State Higher Educational Facility
                   Commission(1)....................................    07/01/09           0.180%     $  4,300,000
     4,700,000   Ohio State University(1)...........................    07/01/09           0.170         4,700,000
     4,260,000   Oklahoma State Capital Improvement
                   Authority(1).....................................    07/01/09           0.320         4,260,000
     4,500,000   Oklahoma State Capital Improvement
                   Authority(1).....................................    07/01/09           0.320         4,500,000
     3,600,000   Philadelphia, Pennsylvania, Hospitals &
                   Higher Education Facilities Authority(1).........    07/01/09           0.180         3,600,000
     1,600,000   Private Colleges & Universities
                   Authority(1).....................................    07/01/09           0.170         1,600,000
     8,125,000   Private Colleges & Universities
                   Authority(1).....................................    07/16/09           0.170         8,125,000
       990,000   Purdue University(1)...............................    07/01/09           0.180           990,000
     8,725,000   Purdue University(1)...............................    07/01/09           0.330         8,725,000
     2,000,000   Rhode Island State Health &
                   Educational Building Corp.(1)....................    07/02/09           0.170         2,000,000
     2,890,000   Shaler Area, Pennsylvania, School
                   District(1)......................................    07/02/09           0.570         2,890,000
     3,000,000   South Carolina Educational Facilities
                   Authority(1).....................................    07/01/09           0.320         3,000,000
     1,295,000   University of Michigan(1)..........................    07/16/09           0.190         1,295,000
     1,000,000   University of Missouri(1)..........................    07/01/09           0.300         1,000,000
     1,800,000   University of Texas(1).............................    07/01/09           0.170         1,800,000
     2,000,000   University of Texas(1).............................    07/02/09           0.100         2,000,000
     3,250,000   University of Texas(1).............................    07/02/09           0.170         3,250,000
     2,040,000   Utah State Board of Regents(1).....................    07/02/09           0.250         2,040,000
     1,600,000   Virginia Commonwealth University(1)................    07/01/09           0.300         1,600,000
       495,000   Virginia State Public School Authority.............    08/01/09           5.250           496,936
     1,620,000   Washington County, Pennsylvania(1).................    07/02/09           0.170         1,620,000
                                                                                                      ------------
                 Total Education....................................                                   126,637,192
                                                                                                      ------------


   The accompanying notes are an integral part of these financial statements.

6

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                            Maturity         Interest
    Amount                                                                Date             Rate          Value
--------------                                                          --------         --------     ------------
                 MUNICIPAL BONDS (continued)
                 GENERAL OBLIGATIONS (14.8%)
$      600,000   Alexandria, Virginia...............................    01/01/10           5.000%      $   613,483
     1,700,000   Buncombe County, North Carolina(1).................    07/02/09           0.470         1,700,000
     5,000,000   Chicago, Illinois(1)...............................    07/01/09           0.200         5,000,000
     5,000,000   Chicago, Illinois(1)...............................    07/01/09           0.200         5,000,000
     1,260,000   State of Florida...................................    07/01/09           5.000         1,260,000
     1,000,000   Greensboro, North Carolina(1)......................    07/01/09           0.350         1,000,000
     1,000,000   Illinois Finance Authority(1)......................    07/01/09           0.180         1,000,000
     3,330,000   New York, New York(1)..............................    07/01/09           0.130         3,330,000
     2,900,000   New York, New York(1)..............................    07/01/09           0.180         2,900,000
     4,600,000   New York, New York(1)..............................    07/01/09           0.280         4,600,000
    10,000,000   State of Ohio(1)...................................    07/01/09           0.170        10,000,000
     3,700,000   State of Oregon(1).................................    07/01/09           0.180         3,700,000
     1,000,000   Union County, North Carolina(1)....................    07/02/09           0.270         1,000,000
                                                                                                      ------------
                 Total General Obligations..........................                                    41,103,483
                                                                                                      ------------

                 GOVERNMENT COLLATERAL (8.1%)
     1,500,000   State of California................................    10/01/09           5.875         1,534,954
       900,000   State of Illinois..................................    01/01/10           6.000           924,203
       905,000   Lowell, Massachusetts..............................    02/15/10           5.550           941,907
       780,000   Lowell, Massachusetts..............................    02/15/10           5.800           813,021
     1,040,000   Lubbock, Texas, Health Facilities
                   Development Corp.................................    07/01/09           6.500         1,060,800
     2,345,000   Maine State Health & Higher Educational
                   Facilities Authority.............................    07/01/09           6.000         2,368,450
     1,715,000   Michigan State Hospital Finance
                   Authority........................................    08/15/09           6.000         1,743,693
     2,600,000   Nassau Health Care Corp............................    08/01/09           5.750         2,663,552
       600,000   New Hampshire State Municipal
                   Bond Bank........................................    01/15/10           5.500           621,949
     1,840,000   North Carolina State Medical Care
                   Commission ......................................    11/01/09           7.625         1,915,499
       800,000   North East, Texas, Independent
                   School District..................................    02/01/10           6.000           825,116


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                              7

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                            Maturity         Interest
    Amount                                                                Date             Rate          Value
--------------                                                          --------         --------     ------------
                 MUNICIPAL BONDS (continued)
                 GOVERNMENT COLLATERAL (continued)
$    4,850,000   North East, Texas, Independent
                   School District  ................................    02/01/10           6.000%     $  5,005,581
     1,000,000   Pennsylvania State Higher Educational
                   Facilities Authority.............................    07/01/09           5.375         1,000,000
       500,000   Richmond, California, Wastewater...................    08/01/09           5.200           511,902
       575,000   State of Washington................................    01/01/10           6.000           590,627
                                                                                                      ------------
                 Total Government Collateral........................                                    22,521,254
                                                                                                      ------------

                 HEALTH CARE (7.5%)
     8,200,000   California Statewide Communities
                   Development Authority(1).........................    07/01/09           0.200         8,200,000
     3,900,000   Charlotte-Mecklenburg, North Carolina,
                   Hospital Authority(1)............................    07/01/09           0.280         3,900,000
     4,150,000   Cuyahoga County, Ohio(1)...........................    07/01/09           0.180         4,150,000
     2,500,000   Harris County, Texas, Health Facilities
                   Development Corp.(1).............................    07/01/09           0.180         2,500,000
     2,000,000   Washington State Health Care
                   Facilities Authority(1)..........................    07/01/09           0.370         2,000,000
                                                                                                      ------------
                 Total Health Care..................................                                    20,750,000
                                                                                                      ------------

                 INDUSTRIAL (7.3%)
     2,000,000   Columbia, Alabama, Industrial
                   Development Board Pollution
                   Control(1).......................................    07/01/09           0.320         2,000,000
     8,305,000   Loudoun County, Virginia, Industrial
                   Development Authority(1).........................    07/01/09           0.120         8,305,000
     6,100,000   Valdez, Alaska, Marine Terminal(1).................    07/01/09           0.170         6,100,000
     3,900,000   Valdez, Alaska, Marine Terminal(1).................    07/16/09           0.110         3,900,000
                                                                                                      ------------
                 Total Industrial...................................                                    20,305,000
                                                                                                      ------------

                 MISCELLANEOUS (6.7%)
     5,000,000   Indiana State Finance Authority(1).................    07/01/09           0.550         5,000,000
     4,645,000   Missouri State Development
                   Finance Board(1) ................................    07/01/09           0.180         4,645,000


   The accompanying notes are an integral part of these financial statements.

8

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009


   Principal                                                            Maturity         Interest
    Amount                                                                Date             Rate          Value
--------------                                                          --------         --------     ------------
                 MUNICIPAL BONDS (continued)
                 MISCELLANEOUS (continued)
$    8,960,000   New York, New York, City Transitional
                   Finance Authority(1).............................    07/01/09           0.180%     $  8,960,000
                                                                                                      ------------
                 Total Miscellaneous................................                                    18,605,000
                                                                                                      ------------

                 TRANSPORTATION (4.9%)
       250,000   Colorado State Public Highway
                   Authority E-470  ................................    09/01/09           3.000           250,920
    10,000,000   Kansas State Department of
                   Transportation & Highway(1)......................    07/16/09           0.170        10,000,000
     3,500,000   Oklahoma State Turnpike Authority(1)...............    07/01/09           0.180         3,500,000
                                                                                                      ------------
                 Total Transportation...............................                                    13,750,920
                                                                                                      ------------

                 UTILITIES (1.2%)
     1,360,000   Orlando, Florida, Utilities Commission.............    07/01/09           5.000         1,360,000
     2,100,000   Upper Merion, Pennsylvania, Municipal
                   Utility Authority(1).............................    07/02/09           0.270         2,100,000
                                                                                                      ------------
                 Total Utilities....................................                                     3,460,000
                                                                                                      ------------

                 WATER/SEWER (0.2%)
       500,000   Metropolitan Water District of
                   Southern California..............................    07/01/09           4.000           500,000
                                                                                                      ------------
                 Total Water/Sewer..................................                                       500,000
                                                                                                      ------------
                 Total Municipal Bonds..............................                                   267,632,849
                                                                                                      ------------

                 COMMERCIAL PAPER (1.3%)
     1,500,000   Connecticut State Health & Educational
                   Facilities Authority(2)..........................    08/24/09           0.300         1,500,000
     2,000,000   Harris County, Texas(2)............................    07/02/09           0.200         2,000,000
                                                                                                      ------------
                 Total Commercial Paper.............................                                     3,500,000
                                                                                                      ------------

TOTAL INVESTMENTS AT AMORTIZED COST.............................................            97.6%     $271,132,849
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..................................             2.4         6,704,649
                                                                                           -----      ------------
NET ASSETS......................................................................           100.0%     $277,837,498
                                                                                           =====      ============


----------
(1)   Variable rate  instrument.  The maturity  dates  reflect  earlier of reset dates or stated  maturity  dates.  Interest rates change on specific dates
      (such as coupon or interest  payment date). The yield shown represents the
      June 30, 2009 coupon or interest rate.

(2)   Coupon represents a yield to maturity.

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                              9

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (continued)
June 30, 2009

FAIR VALUE MEASUREMENTS

The Fund adopted  Financial  Accounting  Standards  Board Statement of Financial
Accounting  Standards No. 157, "Fair Value Measurements" ("FAS 157"),  effective
July 1, 2008. For net asset valuation determination purposes, various inputs are used in  determining  the value of the  Fund's  investments.  These  inputs  are summarized in the three broad levels listed below.

--    Level 1 - quoted prices in active markets for identical investments.

--    Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

--    Level 3 -  significant  unobservable  inputs  (including  the  Fund's  own assumptions in determining the fair value of investments).

The following  table  summarizes the valuation of the Fund's  investments by the above fair value hierarchy levels as of June 30, 2009:


                                         Quoted Prices in        Other
                                          Active Markets      Significant    Significant
                                          for Identical       Observable     Unobservable
                                           Investments          Inputs          Inputs        Balance as of
Investments, at value                       (Level 1)          (Level 2)      (Level 3)         06/30/2009
---------------------                    ----------------    ------------    ------------     -------------
Municipal Bonds ...................            --            $267,632,849         --          $267,632,849
Commercial Paper ..................            --               3,500,000         --             3,500,000
                                            --------         ------------      --------       ------------
Total..............................            --            $271,132,849         --          $271,132,849
                                            ========         ============      ========       ============


   The accompanying notes are an integral part of these financial statements.

10

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2009

ASSETS:
   Investments, at amortized cost ............................      $271,132,849
   Cash ......................................................         1,360,273
   Receivables for:
      Investment sold ........................................         6,000,148
      Interest ...............................................           680,889
                                                                    ------------
         Total Assets ........................................       279,174,159
                                                                    ============

LIABILITIES:
   Payables for:
      Investment purchased ...................................           990,081
      Shareholder servicing fees .............................           116,896
      Investment advisory and administrative fees ............           114,346
      Custody and accounting fees ............................            55,407
      Professional fees ......................................            35,090
      Board of Trustees' fees ................................               550
      Accrued expenses and other liabilities .................            24,291
                                                                    ------------
         Total Liabilities ...................................         1,336,661
                                                                    ------------
NET ASSETS ...................................................      $277,837,498
                                                                    ============

Net Assets Consist of:
   Paid-in capital ...........................................      $277,770,529
   Undistributed net investment income .......................             1,170
   Accumulated net realized gain on investments ..............            65,799
                                                                    ------------
Net Assets ...................................................      $277,837,498
                                                                    ============

NET ASSET VALUE AND OFFERING PRICE PER SHARE
   ($277,837,498 / 277,831,213 shares outstanding) ...........             $1.00
                                                                           =====

   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                             11

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the year ended June 30, 2009

NET INVESTMENT INCOME:
   Income:
      Interest and other income ...............................    $ 10,389,814
                                                                   ------------

   Expenses:
      Shareholder servicing fees ..............................       1,706,846
      Investment advisory and administrative fees .............       1,704,377
      Treasury guarantee program fees .........................         214,594
      Custody and accounting fees .............................         168,089
      Professional fees .......................................          53,520
      Board of Trustees' fees .................................          53,138
      Miscellaneous expenses ..................................         144,351
                                                                   ------------
         Total Expenses .......................................       4,044,915
         Expense offset arrangement ...........................         (31,051)
         Investment advisory and administrative fee waiver ....          (2,550)
                                                                   ------------
         Net Expenses .........................................       4,011,314
                                                                   ------------
   Net Investment Income ......................................       6,378,500
                                                                   ============

NET REALIZED GAIN:
   Net realized gain on investments ...........................         202,642
                                                                   ------------
   Net Increase in Net Assets Resulting from Operations .......    $  6,581,142
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

12

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                                                                                  For the years ended June 30,
                                                                                             --------------------------------------
                                                                                                 2009                      2008
                                                                                             -------------            -------------
INCREASE (DECREASE) IN NET ASSETS:
   Operations:
      Net investment income ......................................................           $   6,378,500            $   9,861,664
      Net realized gain on investments ...........................................                 202,642                       --
                                                                                             -------------            -------------
         Net increase in net assets resulting
            from operations ......................................................               6,581,142                9,861,664
                                                                                             -------------            -------------
   Dividends and distributions declared:
      From net investment income: ................................................              (6,580,887)              (9,858,762)
                                                                                             -------------            -------------
   From Fund Share (Principal) Transactions at
      Net Asset Value of $1.00 per share:
         Fund shares sold ........................................................             683,653,819              732,984,132
         Fund shares issued in reinvestments of dividends ........................               3,186,453                    6,550
         Fund shares repurchased .................................................            (955,580,303)            (514,652,648)
                                                                                             -------------            -------------
            Net increase (decrease) in net assets resulting
              from fund share transactions .......................................            (268,740,031)             218,338,034
                                                                                             -------------            -------------
            Total increase (decrease) in net assets ..............................            (268,739,776)             218,340,936

NET ASSETS:
   Beginning of year .............................................................             546,577,274              328,236,338
                                                                                             -------------            -------------
   End of year (including undistributed
      net investment income of $(1,170) and $2,902,
      respectively) ..............................................................           $ 277,837,498            $ 546,577,274
                                                                                             =============            =============


   The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENT JUNE 30, 2009                                             13

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected per share data and ratios for a share outstanding throughout each year


                                                                       For the years ended June 30,
                                                          -----------------------------------------------------
                                                          2009        2008        2007        2006         2005
                                                          -----       -----       -----       -----       -----
Net asset value, beginning of year.................       $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment operations:
   Net investment income(1)........................        0.01        0.02        0.03        0.02        0.01
Dividends to shareholders from net
   investment income...............................       (0.01)      (0.02)      (0.03)      (0.02)      (0.01)
                                                          -----       -----       -----       -----       -----
      Net asset value, end of year.................       $1.00       $1.00       $1.00       $1.00       $1.00
                                                          =====       =====       =====       =====       =====
Total return.......................................        1.06%       2.40%       3.03%       2.31%       1.15%
Ratios/Supplemental data:
   Net assets, end of year (in millions)...........        $278        $547        $328        $493        $438
   Net expense paid by Fund........................        0.59%       0.55%       0.58%       0.56%       0.56%
      Expense offset arrangement...................        0.00%(2)    0.00%(2)    0.01%       0.00%(2)    0.00%(2)
                                                          -----       -----       -----       -----       -----
      Total expenses...............................        0.59%       0.55%       0.59%       0.56%       0.56%
                                                           ====        ====        ====        ====        ====
   Ratio of net investment income to
      average net assets...........................        0.94%       2.31%       2.98%       2.31%       1.15%


----------
(1)   Calculated using average shares outstanding for the year.

(2)   Less than 0.01%.

   The accompanying notes are an integral part of these financial statements.

14

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2009

1.    Organization.  BBH Tax  Exempt  Money  Fund (the  "Fund")  is a  separate, diversified  series of BBH Trust (the "Trust"),  which is registered under the Investment  Company Act of 1940, as amended.  The Trust is an open-end management investment company organized as a Massachusetts  business trust on June 7, 1983 and re-organized as a Delaware statutory trust on June 12,
      2007. The Fund commenced  operations on February 22, 1999. The Declaration of Trust  permits the  Trustees to create an  unlimited  number of series, each of which may issue a separate  class of  shares.  The  Trustees  have authorized  the  issuance  of an  unlimited  number  of shares of the Fund without a par  value.  At June 30,  2009,  there  were five  series of the
      Trust.

2.    Significant  Accounting  Policies.  The Fund's  financial  statements  are prepared in accordance with accounting  principles  generally  accepted in the United States of America.  The following  summarizes  the  significant accounting policies of the Fund:

      A.    Valuation  of  Investments.  The  Fund  values  its  investments  at amortized cost,  which  approximates  fair value. The amortized cost method  values a security  at its cost at the time of  purchase  and thereafter  assumes  a  constant  amortization  to  maturity  of any discount  or  premium.  The  Fund's  use  of  amortized  cost  is in compliance  with Rule 2a-7 of the Investment  Company Act of 1940 as amended.

      B.    Investment  Transactions  and Income.  Investment  transactions  are accounted for on the trade date.  Realized gains and losses, if any,
            from  investment   transactions  are  determined  on  the  basis  of
            identified  cost.  The Fund  invests  primarily  in debt  securities issued by  municipalities.  The  ability of the  issuers of the debt securities  to meet their  obligation  may be  affected  by economic developments  in a specific state or  municipality.  Interest income consists of interest  accrued and discount  earned  (including  both original issue and market discount) and premium  amortization on the investments of the Fund, accrued ratably to the date of maturity.

      C.    Fund  Expenses.  Expenses  are  accrued  in the period to which they relate  and  adjustments  are made when  actual  amounts  are known.
            Expenses are then recognized as incurred.

      D.    Federal  Income  Taxes.  Each  series of the Trust is  treated  as a separate  entity for federal  income tax purposes.  It is the Fund's policy to comply with the  provisions  of the Internal  Revenue Code applicable  to  regulated  investment  companies  and to  distribute substantially  all  of  its  taxable  income  to  its  shareholders.
            Accordingly,  no federal  income tax provision is required.  At June
            30, 2009,  the cost of  investments  for federal income tax purposes was  equal  to the  amortized  cost  of  investments  for  financial statement purposes.

            The Fund is subject to the provisions of FASB  Interpretation No. 48
            ("FIN  48")  "Accounting  for  Uncertainty  in  Income  Taxes  -- an
            interpretation  of FASB  Statement  No.  109".  FIN 48 sets  forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The
            Fund did not have any  unrecognized  tax  benefits at June 30, 2009, nor were  there any  increases  or  decreases  in  unrecognized  tax benefits for the year

FINANCIAL STATEMENT JUNE 30, 2009                                             15

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

            then ended.  The Fund  recognizes  interest and  penalties,  if any, related to unrecognized tax benefits as an income tax expense in the
            Statements of  Operations.  During the year ended June 30, 2009, the
            Fund did not  incur  any such  interest  or  penalties.  The Fund is subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years.

      E.    Dividends  and   Distributions   to   Shareholders.   Dividends  and
            distributions to  shareholders,  are declared daily and paid monthly to shareholders.  The tax character of distributions paid during the fiscal  years  ended June 30, 2009 and 2008,  respectively,  were as follows:


                                              Distributions paid from:
-----------------------------------------------------------------------------------------------
                                    Net             Total                             Total
                  Ordinary       long-term         taxable         Tax exempt     distributions
                   income      capital gain     distributions    distributions        paid
                  --------     ------------     -------------    -------------    -------------
2009:             $413,955           --            $413,955        $6,166,932      $6,580,887
2008:                 --             --                -            9,858,762       9,858,762


            As of June 30,  2009  and  2008,  respectively,  the  components  of accumulated earnings/(deficit) on a tax basis were as follows:


                                            Components of accumulated earnings/(deficit):
---------------------------------------------------------------------------------------------------------------------
                                                                              Other                         Total
              Undistributed   Undistributed                 Accumulated      Book/Tax      Unrealized     accumulated
                ordinary        long-term     Accumulated   capital and     Temporary     appreciation/    earnings/
                 income       capital gain      earnings    other losses   differences   (depreciation)    (deficit)
              -------------   -------------   -----------   ------------   -----------   --------------   -----------
2009:           $ 65,543          $256         $ 65,799          --             --             --          $ 65,799
2008:            104,874            --          104,874          --             --             --           104,874


            As of June  30,  2009  the  Fund  did not  have a net  capital  loss carryforward.

            The tax character of the dividends declared in both years was 93.71%
            tax exempt.

            To the extent future  capital gains are offset by capital loss carry forwards, such gains will not be distributed.

      F.    Use of Estimates.  The  preparation  of the financial  statements in conformity  with  accounting  principles  generally  accepted in the
            United States of America  requires  management to make estimates and
            assumptions   that  affect  the  reported   amounts  of  assets  and
            liabilities at the date of the financial statements and the reported amounts of income and expense  during the reporting  period.  Actual results could differ from those estimates.

16

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

      G.    U.S.  Treasury  Temporary  Guarantee  Program.  The  Fund  currently participates  in the U.S.  Department  of the  Treasury's  Temporary
            Guarantee Program for Money Market Funds (the "Program"). Subject to
            certain  conditions  and  limitations,  amounts  held in the Fund by shareholders  as of the close of business on September  19, 2008 are guaranteed  against  loss  under the  Program  in the event that the
            Fund's net asset  value per share  falls  below  $0.995 and  remains below $0.995 until the Fund is liquidated (a "Guarantee  Event"). In the event  that a  Guarantee  Event is  triggered,  a  shareholder's shares  covered by the Program  will be the lesser of (i) the amount held in the Fund as of close of business on September  19, 2008,  or
            (ii) the amount held in the Fund on the date the Program's guarantee is triggered.  In this event and subject to the  limitations  of the
            Program,  a shareholder who has remained  invested in the Fund since
            September  19, 2008 would  receive an increase in his or her account value with respect to each covered  share of the Fund,  equal to the difference  between the amount received in the liquidation and $1.00 per share. As of December 31, 2008,  assets available to the Program to support all participating  money market funds were  approximately
            $50  billion  and the Program  covers  approximately  $3 trillion in assets held in money market  funds.  The  Program's  guarantee  only applies  to  shareholders  invested  in the Fund as of the  close of business on September 19, 2008. The extension period for the Program commenced on May 1, 2009 and  terminates  on September 18, 2009 (the
            "Extension Period").  Participation in the Extension Period required payment to the U.S.  Department  of Treasury in the amount of 0.015%
            based on the net asset value of the Fund as of September 19, 2008.

      H.    Accounting  Developments.  In March  2008,  Statement  of  Financial
            Accounting   Standards  No.  161,   "Disclosures   about  Derivative
            Instruments and Hedging  Activities" ("SFAS 161"), was issued and is effective  for fiscal  years and  interim  periods  beginning  after
            November 15, 2008. SFAS 161 requires enhanced disclosures to provide information  about  the  reasons  the  Fund  invests  in  derivative instruments,  the  accounting  treatment and the effect  derivatives have on  performance.  In September  2008,  FASB Staff  Position No.
            133-1 and FASB  Interpretation  No. 45-4,  "Disclosure  about Credit
            Derivatives and Certain  Guarantees:  An Amendment to FASB Statement
            No. 133 and FASB  Interpretation  No. 45; and  Clarification  of the
            Effective  Date of FASB  Statement  No. 161," (the "FSP") was issued and is effective for fiscal years and interim  periods  ending after
            November  15,  2008.   The  FSP  amends  FASB   Statement  No.  133,
            "Accounting for Derivative  Instruments and Hedging  Activities," to
            require  disclosures  by  sellers of credit  derivatives,  including credit  derivatives  embedded  in hybrid  instruments.  The FSP also clarifies  the  effective  date of  SFAS  161,  whereby  disclosures required by SFAS 161 are effective for financial  statements  issued for fiscal years and interim  periods  beginning  after November 15,
            2008.  The Fund has adopted FAS 161 and  management  has  determined there is no material impact to the financial statements for the year ended June 30, 2009.

FINANCIAL STATEMENT JUNE 30, 2009                                             17

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

3.    Fees and Other Transactions with Affiliates.

      Investment  Advisory and  Administrative  Fees.  Effective  June 12, 2007,
      under a combined Investment Advisory and Administrative Services Agreement
      ("Agreement")  with the  Trust,  Brown  Brothers  Harriman  & Co.  ("BBH")
      through  a  separately   identifiable   department  the  ("SID")  provides
      investment  advisory and portfolio  management  services to the Fund.  The
      Fund  pays a  combined  fee for  investment  advisory  and  administrative services calculated daily and paid monthly at an annual rate equivalent to
      0.25% of the Fund's average daily net assets. BBH has a sub-administration services  agreement with Federated  Services Company ("FSC") for which FSC receives  compensation  paid by BBH. For the year ended June 30, 2009, the
      Fund  incurred  $1,704,377  for  investment  advisory  and  administrative services.

      Investment Advisory and Administrative Fee Waiver. Effective June 4, 2009,
      the  SID   voluntarily   began  to  waive  its  Investment   Advisory  and
      Administrative  Fee to  credit  daily to the Fund an  amount  which  would maintain  the daily basis point return to the Fund at a minimum of 1 basis point. The amount credited each day will be offset to the daily accrual of the Investment Advisory and Administrative Fee. This is a voluntary waiver that can be changed at any time at the sole discretion of the SID. For the year ended June 30, 2009, this fee waiver amount was $2,550.

      Shareholder   Servicing  Fees.  The  Trust  has  a  shareholder  servicing agreement  with BBH for which BBH receives a fee from the Fund  calculated daily and paid  monthly at an annual  rate of 0.25% of the Fund's  average daily net  assets.  For the year ended June 30,  2009,  the Fund  incurred
      $1,706,846 for shareholder servicing services.

      Custody and  Accounting  Fees. BBH acts as a custodian and shall receive a custody  and  accounting  fee  from  the Fund  calculated  daily  and paid monthly. The custody fee is a transaction based fee with an annual minimum of $20,000, and the accounting fee is calculated at 0.01% per annum on the first $1 billion of net assets and 0.005% per annum on all net assets over
      $1 billion.  For the year ended June 30, 2009, the Fund incurred  $168,089 for custody and accounting services. These fees were reduced by $31,051 as a result of an expense offset  arrangement with the Fund's  custodian.  In the event that the Fund is  overdrawn,  under the custody  agreement  with
      BBH,  BBH will  make  overnight  loans  to the  Fund to cover  overdrafts.
      Pursuant  to the  agreement,  the Fund will be charged  interest  based on
      LIBOR on the day of overdraft plus one percent. The total interest paid by the Fund for the year ended June 30, 2009 was $8,435.

      Board of Trustees'  Fees.  Each Trustee  receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended June 30, 2009, the Fund incurred $53,138 for Trustees' fees.

18

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2009

4.    Capital  Stock.  The Trust is permitted  to issue an  unlimited  number of shares  of  capital  stock,  at no par  value.  Transactions  in shares of capital stock were as follows:


                                                                                                            Shares
                                                                                                  For the years ended June 30,
                                                                                            ---------------------------------------
                                                                                                2009                       2008
                                                                                            ------------               ------------
Fund shares sold .............................................................               683,653,819                732,984,132
Fund shares issued in reinvestments of dividends .............................                 3,186,453                      6,550
Fund shares repurchased ......................................................              (955,580,303)              (514,652,648)
                                                                                            ------------               ------------
Net increase (decrease) ......................................................              (268,740,031)               218,338,034
                                                                                            ============               ============


5.    Subsequent  Event.  In accordance  with the  provisions  set forth in FASB statement of Financial  Accounting  Standards No. 165 "Subsequent Events",
      adopted by the Fund as of June 30,  2009,  management  has  evaluated  the
      possibility  of  subsequent   events  existing  in  the  Fund's  financial
      statements  through August 18, 2009.  Management has determined that there are no  material  events  that  would  require  disclosure  in the  Fund's financial statements through this date.

FINANCIAL STATEMENT JUNE 30, 2009                                             19

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES
June 30, 2009 (unaudited)

EXAMPLE

As a shareholder  of BBH Tax Exempt Money Fund (the  "Fund"),  you may incur two
types  of  costs:  (1)  transaction  costs  on  purchase  payments,   reinvested
dividends,  or other  distributions;  and exchange  fees; and (2) ongoing costs, including management fees; and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare  these  costs with the ongoing  costs of  investing  in other  mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

ACTUAL EXPENSES

The first line of the table below  provides  information  about  actual  account values and actual expenses.  You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6),  then  multiply  the result by the number in the first line under the heading  entitled  "Expenses  Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second  line of the table  below  provides  information  about  hypothetical account  values and  hypothetical  expenses  based on the Fund's actual  expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical  account values and expenses may not be used to estimate  the actual  ending  account  balance or  expenses  you paid during the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so,  compare this 5%  hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

20

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (continued)
June 30, 2009 (unaudited)

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs  only  and  do not  reflect  any  transactional  costs,  such  as redemption  fees or exchange  fees.  Therefore,  the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.


                                                                                Expenses Paid
                                            Beginning          Ending           During Period
                                          Account Value     Account Value      January 1, 2009
                                         January 1, 2009    June 30, 2009    to June 30, 2009(1)
                                         ---------------    -------------    -------------------
Actual..........................             $1,000           $1,002.00             $3.03
Hypothetical(2).................             $1,000           $1,021.77             $3.06


----------
(1)   Expenses  are  equal to the  Fund's  annualized  expense  ratio of  0.61%, multiplied  by the average  account  value over the period,  multiplied by
      181/365 (to reflect the one half-year period).

(2)   Assumes  a  return  of  5%  before  expenses.   For  the  purpose  of  the
      calculation,  the applicable  annualized  expense ratio is subtracted from the assumed return before expenses.

FINANCIAL STATEMENT JUNE 30, 2009                                             21

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION
June 30, 2009 (unaudited)

Approval of Investment Advisory/Administrative Services Agreement

At a meeting held on December 10, 2008,  the Board of Trustees  (the "Board") of
the   Trust   unanimously   approved   the   continuance   of   the   Investment
Advisory/Administrative  Services  Agreement  (the  "Agreement")  which had been approved by  shareholders  on May 23,  2007.  The  following is a summary of the factors the Board took into consideration in making its determination to approve continuance of the Agreement.

Nature,  Extent and Quality of Services  Provided by Brown  Brothers  Harriman's
Mutual Fund Advisory  Department  (the "SID") and Brown Brothers  Harriman & Co.
("BBH")

The Board noted that,  under the  Agreement  and with respect to each Fund,  the
SID, subject to the supervision of the Board,  will be responsible for providing a  continuous  investment  program and making  purchases  and sales of portfolio securities  consistent with the Funds' investment  objectives and policies.  The
Board also noted that BBH provides administrative services to each Fund.

The Board considered the scope and quality of services to be provided by the SID and BBH under the  Agreement  and noted that the scope of services  provided had expanded over time. The Board considered the quality of the investment  research by the  SID,  the  administrative  capabilities  provided  by BBH and the  other resources BBH and the SID have  dedicated to performing  services for the Funds.
The Board concluded that, overall,  they were satisfied with the nature,  extent and quality of  services  expected to be provided to each of the Funds under the
Agreement.

Costs of Services Provided and Profitability to BBH

At  the  request  of  the  Board,  BBH  provided   information   concerning  the
profitability of BBH's current  investment  company advisory and other fees. The
Board also reviewed BBH's  profitability data for each Fund, which also included the effect of revenue  generated by the shareholder  servicing,  administration, fund accounting,  custody,  securities  lending and other fees paid by the Fund.
The Board  discussed  the  difficulty  of making  comparisons  of  profitability because  comparative  information  is not  generally  publicly  available and is affected by numerous  factors,  including the structure of the service provider, the types of funds it  manages  and  administers,  its  business  mix,  numerous assumptions regarding allocations and the entity's capital structure and cost of capital.  In considering  profitability  information,  the Board  considered the effect of fall-out benefits on BBH's expenses,  as well as the "revenue sharing"
arrangements BBH has entered into with certain  entities that distribute  shares of the Funds. The Board focused on profitability of BBH's relationships with the
Funds before taxes and  distribution  expenses.  The Board concluded that it was satisfied that BBH's level of profitability from its relationship with each Fund was not excessive.

22

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2009 (unaudited)

Fall-Out Benefits

The  Board  considered  that the SID  does not  allocate  the  Funds'  portfolio transactions for third party research,  although it did benefit from proprietary research  received  from brokers that execute the Funds'  purchases and sales of securities.  The Board  recognized  that the  aggregate  amount  of  commissions generated by Fund  transactions  was  unlikely to result in the Funds  receiving from full service broker dealers substantial  discounts on commission rates. The
Board  received and reviewed  information  concerning  the SID's  policies  with respect to allocating portfolio brokerage and discussed with BBH its approach to obtaining and monitoring best execution.

The Board also  considered  that BBH receives  shareholder  servicing  fees from certain Funds, and is the Funds' administrator,  custodian,  fund accountant and securities lending agent. The Board recognized that BBH's profitability would be somewhat lower if it did not receive proprietary research for commissions or, if it did not receive the other benefits described above.

The Board recognized that most Fund shareholders were also BBH clients, and that substantial  assets  are  invested  in  the  Funds  as a  result  of an  overall investment  management  program  for the  shareholder.  The Board noted that the
Funds also derive  reputational  and other benefits from their  association with
BBH and their use of the BBH name,  which is licensed to the Funds by BBH. Thus, the Board did not believe that BBH revenues  associated  with its clients should be fairly regarded as "fallout" benefit from the Funds.

Economies of Scale

The Board noted that the Funds' fee  schedules,  other than the fee schedule for
BBH Money  Market  Fund,  do not  contain  breakpoints.  As a result,  if assets increase,  the fee rates would not be reduced for these Funds on the incremental assets.  With  respect to the BBH Money  Market  Fund,  the  breakpoint  will be reviewed every three (3) years by the Board, and may be adjusted upwards to take into account the effects of inflation or such other basis as may be appropriate, subject to the approval of shareholders to the extent required by the Investment
Company Act of 1940, as amended.

There may be other  economies of scale  because many  expenses did not rise (and fall) proportionally to increases (and decreases) in total net assets. The Board noted that BBH had priced its  services in  recognition  of the fact that it was largely its own clients who were shareholders and, accordingly, sought to assure that the cost of these  services and total  expenses for each Fund were fair and reasonable.  In addition,  the Board noted that over the years BBH had supported
certain  Funds  through  fee  waivers  and  expense  reimbursements.   Based  on
information  they had been provided over many years,  the Board observed that in the mutual  fund  industry  as a whole,  as well as among  funds  similar to the
Funds,  there  appeared  to be no  uniformity  or  pattern in the fees and asset levels at which  breakpoints (if any) apply. In light of the Funds' current size and expense structure,  the Board concluded that it was unnecessary at this time to consider  breakpoints with respect to the Funds, other than for the BBH Money
Market Fund.

FINANCIAL STATEMENT JUNE 30, 2009                                             23

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2009 (unaudited)

Investment Results

The Board considered the investment  results of each of the Funds as compared to investment  companies  with its peers and with one or more  selected  securities indices.  In addition to the  information  received by the Board for the meeting held on December 10, 2008, the Board received detailed  performance  information for each Fund at each regular Board meeting during the year. At the meeting held on December 10, 2008, the Board reviewed information showing performance of each
Fund over the prior 1-, 3-, and 5- year  periods and  compared  the  performance information to a securities index over comparable periods.

Fee Rates

The  Board  considered  the  fee  rates  paid by each  Fund  to BBH.  The  Board recognized  that it is difficult to make  comparisons of these fee rates,  or of combined advisory and  administration  fees, because there are variations in the services that are included in the fees paid by other funds.

The  Board  considered  the  depth  and  range of  services  provided  under the
Agreement.  For example,  in addition to a continuous  investment  program,  BBH provides,  among other things,  officers, and administrative  services,  such as shareholder  communications,  and tax  compliance,  with the attendant costs and exposure to  liability.  BBH also  coordinates  the provision of services to the
Funds by nonaffiliated service providers.

The  following  factors  specific to BBH Tax Exempt Money Fund (the "Fund") also were noted and considered by the Board in deciding to approve the Agreement:

The Board  reviewed  information  showing  performance  of the Fund  compared to
iMoneyNet (Tax Free Retail). The Fund outperformed or performed in line with the average  over all  relevant  periods.  The Board also viewed with favor that the
Fund's  portfolio of  investments  had an overall high quality  while the Fund's total expense ratio was lower that the iMoneyNet  Average.  The Board also noted
that the Fund had successfully maintained a stable net asset value of one dollar at all times.  Taking  into  account  these  comparisons  and the other  factors considered, the Board concluded that the Fund's investment results over time and its total expense ratio had been satisfactory.

Conflicts of Interest

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a Fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts between the Fund and its affiliated and unaffiliated

24

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
DISCLOSURE OF ADVISOR SELECTION (continued)
June 30, 2009 (unaudited)

service  providers  (e.g.,  conflicting  duties of loyalty).  By way of example, compensation and delegation of responsibility  arrangements may create conflicts relating to  selection of brokers or dealers to execute  Fund  portfolio  trades and/or specific uses of commissions from Fund portfolio  trades,  administration of investment  advice and valuation of securities.  The SID may direct brokerage transactions  and/or payment of a portion of client commissions  ("softdollars")
to  specific  brokers or  dealers  or other  providers  to pay for  research  or brokerage  services.  The use of a broker that provides  research and securities transaction  services may result in a higher  commission  than that offered by a broker who does not provide such services.  The SID will determine in good faith whether  the amount of  commission  is  reasonable  in  relation to the value of research and brokerage services provided and whether the services provide lawful and appropriate assistance in its investment  decision-making  responsibilities.
The SID may enter into advisory and/or referral arrangements with third parties.
Such  arrangements may include  compensation paid by the SID to the third party.
The SID may pay a solicitation  fee for referrals  and/or  advisory or incentive fees.

The Trust  manages  these  conflicts.  For  example,  the Funds have adopted and implemented  policies and  procedures,  including trade  allocation  procedures, which are designed to address the conflicts  associated  with managing  multiple accounts for  multiple  clients.  In addition,  BBH monitors a variety of areas, including compliance with account investment  guidelines,  the inclusion only of securities  approved for purchase by an oversight  committee and compliance with the  Code  of  Ethics.  Finally,  BBH has  structured  the  portfolio  managers'
compensation  in a  manner,  and the Funds  have  adopted  policies,  reasonably designed to safeguard a Fund from being  negatively  affected as a result of any such potential conflicts.

FINANCIAL STATEMENT JUNE 30, 2009                                             25

BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION
June 30, 2009 (unaudited)

The percentage of tax-exempt dividends paid by BBH Tax Exempt Money Fund for the year ended June 30, 2009 was 93.71%.

In  January  2010,  the Fund  will  report  on Form  1099 the tax  status of all distributions  made during the calendar year 2009.  Shareholders  should use the information on Form 1099 for their income tax returns.

The differences  between  book-basis and tax-basis is attributable  primarily to post-October  long term  capital loss  deferral  and current  year  distribution payable.

26

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)

Information  pertaining  to the  Trustees  of the BBH Trust  (the  "Trust")  and
executive  officers of the Trust is set forth below.  Part B to the Registration
Statement of the BBH Tax Exempt Money Fund includes additional information about the Fund's  Trustees and is available upon request  without charge by contacting the Fund at 1-800-625-5759.


                                                                                                        Number of
                                                    Term of                                             Funds in
                                                    Office                                              Fund
                                                    and                                                 Complex      Other
                                    Position(s)     Length                                              Overseen     Directorships
Name, Birth Date                    Held with       of Time         Principal Occupation(s)             by           Held by
and Address                         Trust           Served#         During Past 5 Years                 Trustee^     Trustee
----------------------------------------------------------------------------------------------------------------------------------
Joseph V. Shields Jr.               Chairman of     Since 2007      Managing Director, Chairman and     5            None
Birth Date: March 17, 1938          the Board                       Chief Executive Officer of
Shields & Company                   and Trustee                     Shields & Company (member of
140 Broadway                                                        New York Stock Exchange);
New York, NY 10005                                                  Chairman of Capital Management
                                                                    Associates, Inc. (registered
                                                                    investment adviser); Director
                                                                    of Flower Foods, Inc. (New York
                                                                    Stock Exchange listed company).

David P. Feldman                    Trustee         Since 2007      Director of Jeffrey Co. (1992       5            Director of
Birth Date: November 16, 1939                                       to present); Director of QMED                    Dreyfus
C/O BBH & Co.                                                       (1999 to May 2007)                               Mutual
140 Broadway                                                                                                         Funds (59
New York, NY 10005                                                                                                   Funds)

Alan G. Lowy                        Trustee         Since 2007      Private Investor.                   5            None
Birth Date: April 17, 1939
4111 Clear Valley Drive
Encino, CA 91436

Arthur D. Miltenberger              Trustee         Since 2007      Retired; Trustee, R.K. Mellon       5            None
Birth Date: November 8, 1938                                        Family Trust (1981 to June
503 Darlington Road                                                 2003); Director of
Ligonier, PA 15658                                                  Aerostructures Corporation
                                                                    (aircraft manufacturer) (1996
                                                                    to July 2003).

Samuel F. Pryor, IV                 Trustee         Since 2007      Private Investor.                   5            None
Birth Date: June 12, 1955
130 East 67th Street
New York, NY 10021


FINANCIAL STATEMENT JUNE 30, 2009                                             27

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                                        Number of
                                                    Term of                                             Funds in
                                                    Office                                              Fund
                                                    and                                                 Complex      Other
                                    Position(s)     Length                                              Overseen     Directorships
Name, Birth Date                    Held with       of Time         Principal Occupation(s)             by           Held by
and Address                         Trust           Served#         During Past 5 Years                 Trustee^     Trustee
----------------------------------------------------------------------------------------------------------------------------------
H. Whitney Wagner                   Trustee         Since 2007      President, Clear Brook              5            None
Birth Date: March 3, 1956                                           Advisors, a registered
Clear Brook Advisors                                                investment advisor.
75 Rockefeller Plaza,
14th Floor
New York, NY 10019

Officers

John A. Gehret                      President       Since 2008      President and Principal             N/A          N/A
Birth Date: April 11, 1959          and                             Executive Officer of the Trust;
140 Broadway                        Principal                       Joined Brown Brothers Harriman
New York, NY 10005                  Executive                       & Co. ("BBH & Co.") in 1981 and
                                    Officer                         has been a Partner of the firm
                                                                    since 1998.

Charles H. Schreiber                Treasurer       Since 2007      Treasurer and Principal             N/A          N/A
Birth Date: December 10, 1957       and                             Financial Officer of the Trust;
140 Broadway                        Principal                       Senior Vice President of BBH &
New York, NY 10005                  Financial                       Co. since September 2001;
                                    Officer                         Joined BBH & Co. in 1999.

Mark B. Nixon                       Assistant       Since 2007      Assistant Secretary and             N/A          N/A
Birth Date: January 14, 1963        Secretary,                      Assistant Treasurer of the
140 Broadway                        Assistant                       Trust; Vice President of BBH &
New York, NY 10005                  Treasurer                       Co. (since October 2006);
                                                                    Accounting Manager, Reserve
                                                                    Funds (August 2005-September
                                                                    2006); Assistant Controller,
                                                                    Reserve Funds (February 2005
                                                                    - August 2005); Private
                                                                    Consultant (December 2001
                                                                    - February 2005).

Beth Haddock                        Chief           Since 2007      Chief Compliance Officer of the     N/A          N/A
Birth Date: December 10, 1965       Compliance                      Trust (September 2007-present);
140 Broadway                        Officer                         Chief Compliance Officer for
New York, NY 10005                                                  the FINRA/NYSE and SEC
                                                                    compliance programs and
                                                                    Associate Compliance
                                                                    Director for  the global
                                                                    compliance program (April 2005
                                                                    - present); Deputy General
                                                                    Counsel of AXA Advisors/ AXA
                                                                    Financial (November
                                                                    1997-April 2005).


28

TRUSTEES AND OFFICERS OF BBH TAX EXEMPT MONEY FUND
--------------------------------------------------------------------------------
(unaudited)


                                                                                                        Number of
                                                    Term of                                             Funds in
                                                    Office                                              Fund
                                                    and                                                 Complex      Other
                                    Position(s)     Length                                              Overseen     Directorships
Name, Birth Date                    Held with       of Time         Principal Occupation(s)             by           Held by
and Address                         Trust           Served#         During Past 5 Years                 Trustee^     Trustee
----------------------------------------------------------------------------------------------------------------------------------
Sue M. Rim-An                       Anti-Money      Since 2008      Anti-Money Laundering Officer,      N/A          N/A
Birth Date: September 10, 1970      Laundering                      Vice President of BBH & Co.
140 Broadway                        Officer                         (September 2007 - present); AML
New York, NY 10005                                                  Officer at UBS Investment Bank
                                                                    (April 2006 - August 2007); AML
                                                                    Officer & Vice President in
                                                                    Private Client Services at Bear
                                                                    Stearns & Co (June 1992 - April
                                                                    2006).

Gail C. Jones                       Secretary       Since 2007      Secretary of the Trust;             N/A          N/A
Birth Date: October 26, 1953                                        Counsel, ReedSmith, LLP (since
1001 Liberty Avenue                                                 October 2002); Corporate
Pittsburgh, PA 15222-3779                                           Counsel (January 1997 to
                                                                    September 2002) and Vice
                                                                    President (January 1999 to
                                                                    September 2002) of Federated
                                                                    Services Company.

George M. Polatas                   Vice            Since 2008      Vice President of the Trust         N/A          N/A
Birth Date: March 3, 1962           President                       (since June 2008); Assistant
1001 Liberty Avenue                                                 Vice President of Federated
Pittsburgh, PA 15222-3779                                           Services Company; Vice
                                                                    President of various funds
                                                                    distributed by Edgewood
                                                                    Services, Inc (January 1997
                                                                    to present).

Theodore J. Boudria                 Assistant       Since 2008      Assistant Treasurer of the          N/A          N/A
Birth Date: June 26, 1968           Treasurer                       Trust; Senior Vice President
70 Franklin Street                                                  (since 2009); Joined BBH & Co.
Boston, MA 02110                                                    in 1995.


----------
#     Each  Trustee of the Trust hold s office  until he or she att ains the age of 70 (72, in the case of Trustees who were elected as such before January
      1,  2000),  or until he or she sooner  dies,  resigns  or is removed  from office in accordance  with the  provisions of the Trust's  Declaration  of
      Trust.  All officers of the Trust hold office for one year and until their respective  successors are chosen and qualified (subject to the ability of the  Trustees  to  remove  any  officer  in  accordance  with the  Trust's
      By-laws).

^     The Fund Complex consists of the Trust,  which has five series and each is counted as one "Fund" for purposes of this table.

FINANCIAL STATEMENT JUNE 30, 2009                                             29

ADMINISTRATOR                         INVESTMENT ADVISER
BROWN BROTHERS HARRIMAN               MUTUAL FUND ADVISORY DEPARTMENT (SID)
140 BROADWAY                          OF BROWN BROTHERS HARRIMAN
NEW YORK, NY 10005                    140 BROADWAY
                                      NEW YORK, NY 10005

DISTRIBUTOR
EDGEWOOD SERVICES, INC.
4000 ERICSSON DRIVE
WARRENDALE, PA 15086-7561

SHAREHOLDER SERVICING AGENT
BROWN BROTHERS HARRIMAN
140 BROADWAY
NEW YORK, NY 10005
(800) 625-5759

To obtain information or make shareholder inquiries:
By telephone:                                   Call 1-800-575-1265
By E-mail send your request to:                 bbhfunds@bbh.com
On the internet:                                www.bbhfunds.com

This report is submitted for the general  information of shareholders and is not
authorized  for  distribution  to  prospective   investors  unless  preceded  or
accompanied  by an  effective  prospectus.  Nothing  herein  contained  is to be considered an offer of sale or a  solicitation  of an offer to buy shares of the
Fund. Such offering is made only by the prospectus, which includes details as to offering price and other material information.

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third  quarters  of its fiscal  year,  on "Form N-Q."
Information on Form N-Q is available  without charge and upon request by calling the Funds at the  toll-free  number  listed  above.  A text only  version can be viewed online or downloaded  from the SEC's website at  http://www.sec.gov;  and may be reviewed and copied at the SEC's Public Reference Room in Washington,  DC
(call  1-800-SEC-0330  for information on the operation of the Public  Reference
Room).  You may also  access  this  information  from the BBH Funds  website  at
www.bbhfunds.com.

A summary of the Fund's Proxy Voting  Policy that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a record of how the Fund voted any such  proxies  during the most recent
12-month  period  ended  June 30, is  available  upon  request  by  calling  the toll-free number listed above. This information is also available from the Edgar database on the SEC's website at www.sec.gov.

                                  [LOGO] BROWN
                                         BROTHERS
                                         HARRIMAN

ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to the    Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
(b) No answer required.
(c) Not applicable.
(d) Not applicable.
(e) Not applicable.
(f)
(1) Not applicable.
(2) Not applicable.
(3) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is available and can be mailed, free of charge, to anyone by calling
   (800)575-1265.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's Board of Trustees has designated two members of the audit committee as financial experts.
   (2) The following Trustees have been designated as audit committee financial experts by the Board of Trustees who are “independent” for purposes of this Item 3 of Form N-CSR: audit committee members Arthur D.
       Miltenberger and David P. Feldman are the designated audit committee financial experts.
   (3) Not applicable.
(b) No answer required.
(c) No answer required.
(d) No answer required.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
   TO BE PROVIDED BY D&T

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) Not applicable.

(b) Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND
         PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
   INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END
   MANAGEMENT INVESTMENT COMPANY AND AFFILIATED
   PURCHASERS.

   Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)  Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
     N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no significant changes in the Registrant's internal controls or in other factors that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule
       30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 12(a)
       (2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       BBH TRUST
               -------------------------------------

By (Signature and Title)*    /s/ John A. Gehret
                                                 --------------------------------------
                                                 John A. Gehret, President
                                                (Principal Executive Officer)

Date:    August 31, 2009
             ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John A. Gehret
                                                 ---------------------------------------
                                                 John A. Gehret, President
                                                (Principal Executive Officer)

Date:    August 31, 2009
             ----------------------

By (Signature and Title)*        /s/ Charles H. Schreiber
                                                     ------------------------------------------
                                                     Charles H. Schreiber, Treasurer
                                                     (Principal Financial Officer)

Date:    August 31, 2009
             -----------------------

- Print name and title of each signing officer  under his or her signature.

EXHIBIT 12(a) (1)

A copy of the code of ethics is available and can be mailed, free of charge, to anyone by calling (800) 575-1265.

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Gehret, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH
   Money Market Fund and BBH Tax Exempt Money Fund,("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material fact or omit to  state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial  statements and  other financial information included in this report,  fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows) of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and  maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)  and internal control over financial reporting (as defined in Rule 30a-3(d)
   under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted  accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a  date within 90 days prior to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the
   Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent  functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over  financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:  August 31, 2009
           ------------------------------

           /s/ John A. Gehret
                                    =======================
                                     John A. Gehret
                                     President - Principal Executive Officer

EXHIBIT 12(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Charles H. Schreiber, certify that:

1. I have reviewed this report on Form N-CSR of BBH Trust on behalf of: BBH
   Money Market Fund and BBH Tax Exempt Money Fund,("Registrant");

2. Based on my knowledge, this report does not contain  any untrue statement of a material  fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements and  other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements  are required to include a statement of cash flows)of the Registrant as of, and for, the periods presented in this report;

4. The Registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d)
   under the Investment Company Act of 1940) for the Registrant and have:

a.) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known  to us by others within those entities, particularly  during the period in which this report is being prepared;

b.) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c.) evaluated the effectiveness of the Registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness  of the disclosure controls and procedures, as of a date within 90 days prior  to the filing date of this  report based on such evaluation; and

d.) disclosed in this report any change in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report  that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting; and

5. The Registrant's other certifying officer and I have disclosed to the
   Registrant's auditors and the audit committee of the Registrant's board of directors (or persons performing the equivalent functions):

a.) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the Registrant's ability to record, process, summarize, and report financial information; and

b.) any fraud, whether or not material, that involves  management or other employees who have a significant role in the Registrant's internal control over financial reporting.

Date:  August 31, 2009
           ---------------------------

                              /s/ Charles H. Schreiber
                              ==========================
                              Charles H. Schreiber
                              Treasurer - Principal Financial Officer

SECTION 906 CERTIFICATIONS

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. (section) 1350, and accompanies the report on Form N-CSR for the fiscal year ended June 30, 2009 of the BBH Trust (the “Registrant”).

Pursuant to 18 U.S.C.ss. 1350, the undersigned officers of the Registrant, hereby  certify, to the best of our knowledge, that the Registrant's Report on Form N-CSR for the period ended June 30, 2009 (the "Report") fully complies with the requirements of Section 13(a) or 15(d), as applicable, of the
Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:  August 31, 2009
       -------------------------

                              /s/ John A. Gehret
                              =======================
                              John A. Gehret
                              President - Principal Executive Officer

Date:  August 31, 2009
       ---------------------------

                              /s/ Charles H. Schreiber
                              ==========================
                              Charles H. Schreiber
                              Treasurer - Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C.ss. 1350 and is not being filed as part of the Report or as a separate disclosure document.